UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03073

SECURITY CASH FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS	66636-0001
(Address of principal executive offices)	(Zip code)

RICHARD M.GOLDMAN, PRESIDENT

SECURITY CASH FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

Security Funds®

Semi-Annual Report

June 30, 2008

•	Security Income Fund®

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

•	Security Cash Fund

Security Income Fund

Security Cash Fund

June 30, 2008

Semi-Annual Report

(unaudited)

Security Global Investors refers to the asset management arm of Security Benefit Corporation (“Security Benefit”) that consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC. Security Distributors, Inc., Security Investors, LLC and Security Global Investors, LLC are subsidiaries of Security Benefit.

Chairman’s Letter

August 15, 2008

        Richard M. Goldman

       Chairman of the Board

To Our Shareholders:

Investors were living in interesting and challenging times during the six-month period ended June 30, 2008. While the markets were relatively flat in the closing months of 2007, equity index returns dropped dramatically as 2008 opened and culminated in a more than 8% drop in the month of June. The precipitous decline in the first quarter of nearly 10% was one of the worst quarterly returns in years.

The financial markets were hit hard by the emergence of the sub-prime mortgage issue, subsequent tightening of credit lending standards, increasing oil and commodity prices driving inflation upward, and slowing corporate earnings growth from peak profit margins with security prices at full valuation.

As concerns regarding the impact of sub-prime mortgage loans increased, the U.S. Federal Reserve attempted to add liquidity to the financial system by cutting the discount rate. Initial moves provided a foundation for equity prices during the early stages of the mortgage crisis.

However, the sub-prime contagion permeated throughout the financial system and investors reacted during the first half of 2008 with a flight to quality driving equity prices downward. In January, the S&P 500 dropped 6.00% setting the tone for expectations of a year of struggle. Making matters worse, such an ominous start witnessed another 3.25% decline in February. In an unprecedented move, the Federal Reserve cut rates 200 basis points during the first quarter 2008, 125 bps in January alone, injecting massive liquidity into the financial system. The large size of the rate cuts limits the flexibility of the Fed to reduce rates further given increased concerns regarding inflation. The federal government added to additional liquidity expectations as it approved a fiscal stimulus package beginning in May.

In March, the Federal Reserve orchestrated the JP Morgan buyout of Bear Stearns by guaranteeing $29 billion of mortgage-related paper. A positive reaction to such a bold and unusual move was immediate as equity prices rebounded nearly 5% in April. It proved to be shortlived, however, as perspective of the depth and breadth of the sub-prime issue became clearer, write-downs by financial institutions grew, and oil prices blew through the $100 per barrel price and continued an unstoppable climb.

During this most difficult environment in the first half of 2008, the Security Funds’ equity investments were able to provide our shareholders with solid performance relative to the markets. Our equity management teams were able to provide downside protection for our shareholders during the six-month period when compared to benchmarks, with the exception of the more growth-oriented styles. Our diversified fixed income and money market funds struggled during the semi-annual period.

While disconcerting, challenging and volatile market environments can provide valuable insight and lessons for the future. Additionally, such economic cycles and events have the ability to provide potential for disciplined investors with patience and a strategic long-term perspective.

Investors need to be cognizant of the need to maintain a diversified portfolio strategy designed to meet their objectives. One of the key objectives of the Security Funds is to provide professional risk-managed investment portfolios that give shareholders the benefits of diversification and performance returns to help meet their goals over the long-term.

Thank you for your continued support and investment in the Security Funds.

Sincerely,

Richard M. Goldman Chairman, The Security Funds

Security Income Fund

Capital Preservation Series

Adviser,

Security Global Investors

Performance Summary June 30, 2008	Security Income Fund Capital Preservation Series (unaudited)

PERFORMANCE

Security Capital Preservation Series vs. Lehman 1-3 Year Government/Credit Index

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Capital Preservation Series on May 3, 1999 (date of inception), reflects deduction of the 3.50% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index that tracks investment grade bonds including U.S. government bonds and corporate bonds with maturities of between 1 and 3 years.

Average Annual Returns

Periods Ended 6-30-08	1 Year	5 Years	Since Inception (5-3-99)
A Shares	(3.24%)	2.49%	3.84%
A Shares with sales charge	(6.61%)	1.77%	3.44%
B Shares	(3.73%)	1.98%	3.39%
B Shares with CDSC	(8.37%)	1.65%	3.39%
C Shares	(3.60%)	2.21%	3.57%
C Shares with CDSC	(4.53%)	2.21%	3.57%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced, as applicable. Effective November 17, 2004, the Series converted from a stable value fund to a short-term bond fund. The 5 Years and since inception returns include the effect of this change and in the absence of such change, the returns would have been lower.

Portfolio Comparison by Quality Rating (Based on Standard & Poor’s Ratings)

AAA	58.51%
AA	2.96
A	7.84
BBB	13.90
BB	3.58
B	2.62
CCC	0.15
D	2.15
NR	2.96
Preferred Stock	3.94
Common Stock	0.02
Commercial Paper	0.81
Other Assets in Excess of Liabilities	0.56

Total net assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2008	Security Income Fund Capital Preservation Series (unaudited)

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Capital
Preservation
Series - Class A
Actual	$1,000.00	$984.57	$4.79
Hypothetical	1,000.00	1,020.04	4.87
Capital
Preservation
Series - Class B
Actual	1,000.00	982.12	7.24
Hypothetical	1,000.00	1,017.55	7.37
Capital
Preservation
Series - Class C
Actual	1,000.00	982.26	6.01
Hypothetical	1,000.00	1,018.80	6.12

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2008 to June 30, 2008 was (1.54%), (1.79%) and (1.77%) for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (0.97%, 1.47% and 1.22% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments June 30, 2008 (Unaudited)	Security Income Fund Capital Preservation Series

	Shares	Value
COMMON STOCK - 0.0%
Auto Parts & Equipment - 0.0%
Dana Holding Corporation *	1,364	$7,297

Health Care Services - 0.0%
InSight Health Services Holdings Corporation *	520	208

Paper Products - 0.0%
Tembec, Inc. *	4,650	16,042

TOTAL COMMON STOCK (Cost $151,494)		$23,547

	Principal Amount	Value
CORPORATE BOND - 33.2%
Automotive - 2.1%
Cooper-Standard Automotive, Inc.
8.38%, 2014	$35,000	25,725
Dura Operating Corporation
8.625%, 2012 (1)	21,000	840
Ford Motor Company
7.45%, 2031	4,000	2,330
Ford Motor Credit Company LLC
7.25%, 2011	41,000	31,773
General Motors Acceptance Corporation
6.88%, 2011	12,000	8,623
GMAC LLC
3.951%, 2008 (2)	3,000,000	2,954,427
Sonic Automotive, Inc.
8.63%, 2013	23,000	21,275

		3,044,993

Banking - 7.8%
Kaupthing Bank HF
3.413%, 2010 (2)(3)(4)	5,000,000	4,339,460
Republic New York Capital 1
7.75%, 2026	2,000,000	1,903,952
Standard Chartered plc
6.409%, 2049 (2)(3)(4)	2,000,000	1,604,948
USB Capital IX
6.189%, 2049 (2)	3,000,000	2,280,000
Wachovia Capital Trust III
5.80%, 2042 (2)	2,000,000	1,360,000

		11,488,360

Brokerage - 1.3%
E*Trade Financial Corporation
8.00%, 2011	25,000	23,000
Janus Capital Group, Inc.
5.88%, 2011	2,000,000	1,968,166

		1,991,166

Building Materials - 0.0%
Legrand France S.A.
8.50%, 2025	20,000	22,487

Chemicals - 0.1%
Geo Specialty Chemicals
11.28%, 2009 (2)	19,000	14,226
7.50%, 2015 (2)	10,000	7,487
Hercules, Inc.
6.75%, 2029	21,000	20,370
Huntsman LLC
11.63%, 2010	45,000	46,463
Mosaic Global Holdings, Inc.
7.38%, 2018	18,000	18,383

		106,929

Construction Machinery - 0.0%
United Rentals North America, Inc.
7.00%, 2014	44,000	34,100

Electric -1.0%
AES Corporation
8.75%, 2013 (3)(4)	26,000	26,975
Allegheny Energy Supply
8.25%, 2012 (3)(4)	65,000	67,762
DPL, Inc.
6.88%, 2011	25,000	26,030
Northwestern Corporation
5.88%, 2014	14,000	13,779
PSEG Energy Holdings LLC
8.50%, 2011	34,000	35,662
WPS Resources Corporation
6.11%, 2066 (2)	1,500,000	1,241,848

		1,412,056

Entertainment - 0.1%
AMC Entertainment, Inc.
8.00%, 2014	46,000	40,825
Universal City Development Partners
11.75%, 2010	44,000	45,210

		86,035

Environmental - 0.1%
Allied Waste North America, Inc.
5.75%, 2011	50,000	49,125
Browning-Ferris Industries, Inc.
9.25%, 2021	20,000	21,600

		70,725

Financial - Other - 0.0%
AAC Group Holding Corporation
0.00%, 2012 (5)	5,000	4,775
Affinia Group, Inc.
9.00%, 2014	30,000	24,300
PXRE Capital Trust 1
8.85%, 2027	31,000	29,683
Triad Acquisition Corporation
11.13%, 2013	13,000	8,450

		67,208

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Capital Preservation Series

	Principal Amount	Value
CORPORATE BOND (continued)
Financial Companies - Captive - 1.4%
AGFC Capital Trust 1
6.00%, 2067 (2)(3)(4)	$500,000	$396,764
Residential Capital LLC
6.546%, 2009 (2)(3)(4)	2,500,000	1,737,500

		2,134,264

Financial Companies - Noncaptive Consumer - 2.8%
General Motors Acceptance Corporation
6.75%, 2014	26,000	17,171
8.00%, 2031	124,000	80,672
Nelnet, Inc.
7.40%, 2036 (2)	4,000,000	2,615,180
Residential Capital LLC
5.758%, 2009 (2)	2,000,000	1,440,000

		4,153,023

Food & Beverage - 2.1%
Cadbury Schweppes US Finance LLC
3.88%, 2008 (3)(4)	3,000,000	2,996,928
Harry & David Holdings, Inc.
8.076%, 2012 (2)	12,000	10,560
Viskase Companies, Inc.
11.50%, 2011	30,000	26,100

		3,033,588

Gaming - 0.0%
155 East Tropicana LLC
8.75%, 2012	25,000	24,875
MTR Gaming Group, Inc.
9.75%, 2010	14,000	14,000
Wynn Las Vegas Capital Corporation
6.63%, 2014	32,000	29,280

		68,155

Health Care - 0.1%
Tenet Healthcare Corporation
6.38%, 2011	12,000	11,490
9.25%, 2015	58,000	56,840

		68,330

Home Construction - 0.0%
Beazer Homes USA, Inc.
8.63%, 2011	22,000	18,920
8.38%, 2012	27,000	21,870
K Hovnanian Enterprises, Inc.
8.88%, 2012	31,000	22,630

		63,420

Independent Energy - 0.1%
Stone Energy Corporation
8.25%, 2011	57,000	55,575
Whiting Petroleum Corporation
7.25%, 2012	10,000	9,925
7.25%, 2013	4,000	3,970

		69,470

Insurance - Property & Casualty - 1.0%
Atlantic Mutual Insurance Company
8.15%, 2028 (1)(3)(4)(6)(7)	59,000	5,900
Fairfax Financial Holdings, Ltd.
7.75%, 2012	500,000	483,750
Navigators Group, Inc.
7.00%, 2016	1,000,000	947,337
TIG Holdings, Inc.
8.60%, 2027 (3)(4)	34,000	29,580

		1,466,567

Lodging - 1.0%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	1,500,000	1,448,351
7.38%, 2015	25,000	24,714

		1,473,065

Media - Cable - 0.1%
Cablevision Systems Corporation
7.133%, 2009 (2)	22,000	22,000
CSC Holdings, Inc.
7.25%, 2008	17,000	17,000
Echostar DBS Corporation
6.63%, 2014	19,000	17,575
Mediacom LLC
9.50%, 2013	30,000	28,275
Shaw Communications, Inc.
8.25%, 2010	54,000	55,485

		140,335

Media - Non Cable - 0.0%
Cenveo Corporation
7.88%, 2013	33,000	27,555
Sinclair Broadcast Group, Inc.
8.00%, 2012	4,000	4,030

		31,585

Metals & Mining - 0.0%
Ispat Inland ULC
9.75%, 2014	38,000	40,614
Trimas Corporation
9.88%, 2012	31,000	27,358

		67,972

Natural Gas Pipelines - 0.1%
Williams Companies, Inc.
8.125%, 2012	53,000	55,650
8.75%, 2032	24,000	27,240

		82,890

Packaging - 0.0%
Constar International, Inc.
6.051%, 2012 (2)(4)	15,000	12,900

Paper - 0.5%
Cascades, Inc.
7.25%, 2013	39,000	33,930

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Capital Preservation Series

	Principal Amount	Value
CORPORATE BOND (continued)
Paper (continued)
Georgia-Pacific Corporation
8.00%, 2024	$51,000	$47,175
Sino-Forest Corporation
9.13%, 2011 (3)(4)	700,000	707,875

		788,980

Pharmaceuticals - 1.0%
GlaxoSmithKline Capital, Inc.
4.85%, 2013	1,500,000	1,497,978

Pipelines - 1.4%
Transcontinental Gas Pipe Line Corporation
7.00%, 2011	2,000,000	2,080,000

Railroads - 1.4%
CSX Corporation
6.75%, 2011	2,000,000	2,072,708
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
9.38%, 2012	35,000	36,400
Kansas City Southern Railway
7.50%, 2009	20,000	20,200

		2,129,308

REIT’s - 4.1%
BF Saul Reit
7.50%, 2014	21,000	18,165
HRPT Properties Trust
3.376%, 2011 (2)	2,499,000	2,297,311
iStar Financial, Inc.
4.88%, 2009	3,000,000	2,880,000
Rouse Company, LP
8.00%, 2009	850,000	839,718

		6,035,194

Retailers - 0.0%
Foot Locker, Inc.
8.50%, 2022	25,000	23,375
Toys R US, Inc.
7.38%, 2018	21,000	15,540

		38,915

Services - 0.0%
Allied Security Escrow Corporation
11.38%, 2011	22,000	18,920
Cornell Companies, Inc.
10.75%, 2012	30,000	30,450

		49,370

Technology - 0.1%
Lucent Technologies, Inc.
6.45%, 2029	55,000	42,075
Nortel Networks Corporation
6.88%, 2023	31,000	22,010
Sanmina-SCI Corporation
6.75%, 2013	66,000	59,235

		123,320

Telecommunications - Wireless - 1.4%
Millicom International Cellular S.A.
10.00%, 2013	42,000	44,520
Nextel Communications, Inc.
7.38%, 2015	65,000	53,950
Vodafone Group plc
5.50%, 2011	2,000,000	2,019,632

		2,118,102

Telecommunications - Wirelines - 1.6%
AT&T Corporation
7.30%, 2011	37,000	39,408
8.00%, 2031	37,000	42,476
Axtel SAB de CV
11.00%, 2013	13,000	13,845
BellSouth Corporation
6.00%, 2011	2,000,000	2,059,936
Cincinnati Bell, Inc.
7.25%, 2013	9,000	8,775
8.38%, 2014	71,000	68,693
Qwest Corporation
6.026%, 2013 (2)	10,000	9,550
7.25%, 2025	42,000	37,170
Securus Technologies, Inc.
11.00%, 2011	18,000	13,500

		2,293,353

Tobacco - 0.0%
Alliance One International, Inc.
11.00%, 2012	21,000	21,630

Transportation Services - 0.0%
Ship Finance International, Ltd.
8.50%, 2013	46,000	46,920

U.S. Banking - 0.5%
PartnerRe Finance II
6.44%, 2066 (2)	1,000,000	794,368

TOTAL CORPORATE BOND (Cost $55,847,484)		$49,207,061

PREFERRED STOCK - 3.9%
Insurance Brokers - 1.2%
Woodbourne Capital Trust I
3.548%, 2008 (2)(3)	750,000	450,000
Woodbourne Capital Trust II
3.548%, 2008 (2)(3)	750,000	450,000
Woodbourne Capital Trust III
3.548%, 2008 (2)(3)	750,000	450,000
Woodbourne Capital Trust IV
3.548%, 2008 (2)(3)	750,000	450,000

		1,800,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Capital Preservation Series

	Principal Amount	Value
PREFERRED STOCK (continued)
Property & Casualty Insurance - 1.2%
Aspen Insurance Holdings, Ltd.
7.401%, 2017	$80,000	$1,728,000

Thrifts & Mortgage Finance - 1.5%
Federal Home Loan Mortgage Corporation
8.375%, 2012	34,000	826,200
Federal National Mortgage Association
8.25%, 2010	40,000	918,000
4.38%, 2011	15,000	574,500

		2,318,700

TOTAL PREFERRED STOCK (Cost $7,649,990)		$5,846,700

MORTGAGE BACKED SECURITIES - 20.9%
Other Non-Agency - 18.9%
CMO’s - 18.9%
Chaseflex Trust
2006-1, 5.94% - 2036 (2)	5,000,000	4,782,174
Countrywide Alternative Loan Trust
2005-30CB, 2.783% - 2035 (2)	3,326,037	2,886,872
Harborview Mortgage Loan Trust
2005-9, 2.822% - 2035 (2)	1,174,138	908,546
JP Morgan Alternative Loan Trust
2006-S2, 5.81% - 2036	3,000,000	2,981,677
2006-S3, 6.00% - 2036	5,000,000	4,577,562
JP Morgan Mortgage Trust
2004-A5, 4.83% - 2034 (2)	2,853,568	2,817,789
2007-A2, 6.05% - 2037 (2)	5,000,000	4,130,619
Master Adjustable Rate Mortgages Trust
2003-5, 4.45% - 2033 (2)	1,785,288	1,780,517
Washington Mutual, Inc.
2005-AR16 1A1, 5.10% - 2035 (2)	3,233,025	3,192,456

		28,058,212

U.S. Government Sponsored
Securities - 2.0%
CMO’s - 2.0%
Government National Mortgage Association
GNR 2008-17 A, 5.00% - 2035	2,976,780	2,915,439

TOTAL MORTGAGE BACKED SECURITIES (Cost $33,207,431)		$30,973,651

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 17.6%
Federal Home Loan Bank
1.95% - 2008	1,100,000	1,099,881
2.75% - 2010	5,000,000	4,972,305
3.00% - 2010	10,000,000	9,958,580
3.88% - 2010	5,000,000	5,055,015
Federal Home Loan Mortgage Corporation
3.45% - 2010	5,000,000	5,003,695

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $26,055,013)		$26,089,476

U.S. GOVERNMENT SECURITIES - 13.5%
U.S. Treasury Notes
2.13%, 2010	5,000,000	4,963,670
2.63%, 2010	15,000,000	15,009,375

TOTAL U.S. GOVERNMENT SECURITIES (Cost $19,892,003)		$19,973,045

ASSET BACKED SECURITIES - 9.5%
Home Equity Loans - 9.5%
Ameriquest Mortgage Securities, Inc.
2005-R7, 2.743%, 2035 (2)	2,088,377	2,062,213
Asset Backed Securities Corporation Home Equity
2005-HE6, 2.973%, 2035 (2)	5,000,000	4,382,357
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 2.743%, 2035 (2)	2,027,880	1,968,516
2004-CB4, 5.50%, 2035	467,843	461,952
Fremont Home Loan Trust
2005-2, 2.733%, 2035 (2)	119,706	119,641
Option One Mortgage Loan Trust
2005-3, 2.733%, 2035 (2)	320,758	320,060
Residential Asset Mortgage Products, Inc.
2005-RS7, 2.753%, 2035 (2)	2,041,797	2,010,855
Residential Asset Securities Corporation
2005-KS7, 2.713%, 2035 (2)	1,338,150	1,322,050
Structured Asset Investment Loan Trust
2005-HE3, 2.733%, 2035 (2)	1,439,982	1,425,222

		14,072,866

TOTAL ASSET BACKED SECURITIES (Cost $14,849,859)		$14,072,866

COMMERCIAL PAPER - 0.8%
Electric - 0.8%
FPL Group Capital, Inc.
2.75%, 7/1/2008 (4)	1,200,000	1,200,000

TOTAL COMMERCIAL PAPER (Cost $1,200,000)		$1,200,000

Total Investments (Security Income Fund - Capital Preservation Series) (Cost $158,853,274) - 99.4%		$147,386,346
Other Assets in Excess of Liabilities - 0.6%		836,233

TOTAL NET ASSETS - 100.0%		$148,222,579

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Capital Preservation Series

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $158,853,274.

* -	Non-income producing security

1 -	Security is in default of interest and/or principal obligations.

2 -	Variable rate security. Rate indicated is rate effective at June 30, 2008.

3 -	Security was acquired through a private placement.

4 -	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $13,126,593 (cost $15,041,784), or 8.9% of total net assets.

5 -	Step Up/Down

6 -	Security is deemed illiquid. The total market value of illiquid securities is $5,900 (cost $40,935), or 0.0% of total net assets.

7 -	Security was fair valued by the Board of Directors at June 30, 2008. The total market value of fair valued securities amounts to $5,900, (cost $40,935) or 0.0% of total net assets.

Glossary:

plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Security Income Fund

Capital Preservation Series

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$147,386,346
Cash	119,330
Receivables:
Fund shares sold	87,078
Interest	1,071,290
Dividends	36,680
Prepaid expenses	38,085

Total assets	148,738,809

Liabilities:
Payable for:
Fund shares redeemed	327,493
Dividends payable to shareholders	17,789
Management fees	45,252
Administration fees	17,083
Transfer agent/maintenance fees	19,890
Custodian fees	602
Director’s fees	1,308
Professional fees	20,035
12b-1 distribution plan fees	49,328
Other	17,450

Total liabilities	516,230

Net assets	$148,222,579

Net assets consist of:
Paid in capital	$167,017,287
Accumulated net investment loss	(10,732)
Accumulated net realized loss on sale of investments	(7,317,048)
Net unrealized depreciation in value of investments	(11,466,928)

Net assets	$148,222,579

Class A:
Capital shares outstanding (unlimited number of shares authorized)	10,134,231
Net assets	$91,274,749
Net asset value and redemption price per share	$9.01

Maximum offering price per share (net asset value divided by 96.50%)	$9.34

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,429,653
Net assets	$21,880,459
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.01

Class C:
Capital shares outstanding (unlimited number of shares authorized)	3,894,852
Net assets	$35,067,371
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.00

*Investments, at cost	$158,853,274

Statement of Operations

For the Six Months Ended June 30, 2008

Investment Income:
Interest	$3,735,828
Dividends	230,540

Total investment income	3,966,368

Expenses:
Management fees	298,702
Administration fees	89,618
Transfer agent/maintenance fees	161,011
Custodian fees	3,427
Directors’ fees	4,749
Professional fees	17,884
Reports to shareholders	10,104
Registration fees	21,198
Other expenses	8,735
12b-1 distribution fees - Class A	132,734
12b-1 distribution fees - Class B	96,849
12b-1 distribution fees - Class C	96,684

Total expenses	941,695
Less:
Earnings credits applied	(1,116)

Net expenses	940,579

Net investment income	3,025,789

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(3,038,724)
Futures	593,037

Net realized loss	(2,445,687)

Net unrealized appreciation (depreciation) during the period on:
Investments	(3,430,075)
Futures	(36,491)

Net unrealized depreciation	(3,466,566)

Net realized and unrealized loss	(5,912,253)

Net decrease in net assets resulting from operations	$(2,886,464)

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Income Fund Capital Preservation Series

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$3,025,789	$8,378,881
Net realized loss during the period on investments	(2,445,687)	(461,018)
Net unrealized depreciation during the period on investments	(3,466,566)	(7,760,158)

Net increase (decrease) in net assets resulting from operations	(2,886,464)	157,705

Distributions to shareholders from:
Net investment income
Class A	(1,948,918)	(5,158,659)
Class B	(409,928)	(1,140,201)
Class C	(662,538)	(2,055,833)

Total distributions to shareholders	(3,021,384)	(8,354,693)

Capital share transactions:
Proceeds from sale of shares
Class A	11,577,141	52,142,619
Class B	1,030,994	8,884,021
Class C	1,778,218	12,715,064
Distributions reinvested
Class A	1,887,251	4,964,008
Class B	377,120	1,073,515
Class C	611,867	1,869,040
Cost of shares redeemed
Class A	(31,096,639)	(50,634,918)
Class B	(6,640,593)	(9,348,339)
Class C	(8,224,137)	(21,047,350)

Net increase (decrease) from capital share transactions	(28,698,778)	617,660

Net decrease in net assets	(34,606,626)	(7,579,328)

Net assets:
Beginning of period	182,829,205	190,408,533

End of period	$148,222,579	$182,829,205

Accumulated net investment loss at end of period	$(10,732)	$(15,137)

Capital share activity:
Shares sold
Class A	1,260,662	5,427,913
Class B	112,000	927,626
Class C	192,387	1,321,491
Shares reinvested
Class A	206,570	516,417
Class B	41,272	111,628
Class C	67,012	194,359
Shares redeemed
Class A	(3,410,844)	(5,267,741)
Class B	(728,691)	(970,573)
Class C	(901,876)	(2,191,634)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund Capital Preservation Series

Class A	Six Months Ended June 30, 2008[a]	2007	Year Ended December 31, 2006	Period Ended December 31, 2005[b]	2005[c,d]	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$9.32	$9.74	$9.76	$9.83	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[e]	0.17	0.45	0.41	0.09	0.32	0.35	0.36
Net gain (loss) on securities (realized and unrealized)	(0.31)	(0.42)	(0.02)	(0.02)	0.15	—	—

Total from investment operations	(0.14)	0.03	0.39	0.07	0.47	0.35	0.36

Less distributions:
Dividends from net investment income	(0.17)	(0.45)	(0.41)	(0.12)	(0.53)	(0.35)	(0.36)
Distributions from realized gains	—	—	—	(0.02)	(0.11)	(0.15)	(0.08)
Reverse stock split	—	—	—	—	—	0.15	0.08

Total distributions	(0.17)	(0.45)	(0.41)	(0.14)	(0.64)	(0.35)	(0.36)

Net asset value, end of period	$9.01	$9.32	$9.74	$9.76	$9.83	$10.00	$10.00

Total Return[f]	(1.54%)	0.22%	4.10%	2.04%	4.73%	3.60%	3.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,275	$112,558	$111,052	$130,131	$136,181	$377,026	$294,501

Ratios to average net assets:
Net investment income	3.68%	4.64%	4.20%	3.49%	2.96%	3.64%	3.68%
Total expenses[g]	0.97%	0.98%	1.05%	1.04%	1.41%	1.59%	1.53%
Net expenses[h]	0.97%	0.98%	1.05%	1.04%	1.21%	1.49%	1.45%
Net expenses prior to custodian earnings credits and net of expense waivers	0.97%	0.98%	1.05%	1.04%	1.21%	1.49%	1.45%

Portfolio turnover rate	60%	25%	63%	73%	36%[i]	—%	—%
Class B	Six Months Ended June 30, 2008[a]	2007	Year Ended December 31, 2006	Period Ended December 31, 2005[b]	2005[c],d	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$9.32	$9.74	$9.75	$9.83	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[e]	0.14	0.40	0.36	0.07	0.24	0.30	0.31
Net gain (loss) on securities (realized and unrealized)	(0.31)	(0.42)	(0.01)	(0.02)	0.18	—	—

Total from investment operations	(0.17)	(0.02)	0.35	0.05	0.42	0.30	0.31

Less distributions:
Dividends from net investment income	(0.14)	(0.40)	(0.36)	(0.11)	(0.48)	(0.30)	(0.31)
Distributions from realized gains	—	—	—	(0.02)	(0.11)	(0.15)	(0.08)
Reverse stock split	—	—	—	—	—	0.15	0.08

Total distributions	(0.14)	(0.40)	(0.36)	(0.13)	(0.59)	(0.30)	(0.31)

Net asset value, end of period	$9.01	$9.32	$9.74	$9.75	$9.83	$10.00	$10.00

Total Return[f]	(1.79%)	(0.28%)	3.69%	1.43%	4.21%	3.03%	3.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,880	$28,002	$28,595	$36,722	$38,554	$40,439	$35,989

Ratios to average net assets:
Net investment income	3.18%	4.14%	3.69%	2.99%	2.37%	3.14%	3.14%
Total expenses[g]	1.47%	1.48%	1.55%	1.54%	1.86%	2.09%	2.03%
Net expenses[h]	1.47%	1.48%	1.54%	1.54%	1.66%	1.99%	1.95%
Net expenses prior to custodian earnings credits and net of expense waivers	1.47%	1.48%	1.54%	1.54%	1.66%	1.99%	1.95%

Portfolio turnover rate	60%	25%	63%	73%	36%[i]	—%	—%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund Capital Preservation Series

Class C	Six Months Ended June 30, 2008[a]	2007	Year Ended December 31, 2006	Period Ended December 31, 2005[b]	2005[c],d	2004	Year Ended September 30, 2003
Per Share Data
Net asset value, beginning of period	$9.32	$9.74	$9.75	$9.83	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[e]	0.16	0.42	0.39	0.08	0.27	0.33	0.33
Net gain (loss) on securities (realized and unrealized)	(0.32)	(0.42)	(0.01)	(0.02)	0.17	—	—

Total from investment operations	(0.16)	—	0.38	0.06	0.44	0.33	0.33

Less distributions:
Dividends from net investment income	(0.16)	(0.42)	(0.39)	(0.12)	(0.50)	(0.33)	(0.33)
Distributions from realized gains	—	—	—	(0.02)	(0.11)	(0.15)	(0.08)
Reverse stock split	—	—	—	—	—	0.15	0.08

Total distributions	(0.16)	(0.42)	(0.39)	(0.14)	(0.61)	(0.33)	(0.33)

Net asset value, end of period	$9.00	$9.32	$9.74	$9.75	$9.83	$10.00	$10.00

Total Return[f]	(1.77%)	(0.04%)	3.93%	1.68%	4.46%	3.30%	3.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,067	$42,270	$50,761	$81,593	$89,498	$224,348	$142,048

Ratios to average net assets:
Net investment income	3.44%	4.39%	3.93%	3.24%	2.62%	3.38%	3.38%
Total expenses[g]	1.22%	1.23%	1.29%	1.29%	1.63%	1.84%	1.78%
Net expenses[h]	1.22%	1.23%	1.29%	1.29%	1.43%	1.74%	1.70%
Net expenses prior to custodian earnings credits and net of expense waivers	1.22%	1.23%	1.29%	1.29%	1.43%	1.74%	1.70%

Portfolio turnover rate	60%	25%	63%	73%	36%[i]	—%	—%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	For the period from October 1, 2005 to December 31, 2005.

[c]

Effective November 17, 2004, the Series converted from a stable value fund to a short-term bond fund. The impact of the elimination of wrapper agreements on net assets of the Series on November 17, 2004 was $.30 per share. The return for the year ended September 30, 2005 includes the effect of this change and in the absence of such change, the return would have been lower.

[d]

Effective June 30, 2005, the Series changed from a feeder fund in a master-feeder structure to a stand-alone short-term bond fund, and Security Global Investors became the advisor. Deutsche Asset Management, Inc. provided investment advisory services under the former master-feeder structure.

[e]	Net investment income was computed using the average shares outstanding throughout the period.

[f]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[g]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[h]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[i]

Prior to June 30, 2005, the Capital Preservation Series was a feeder fund that did not engage in portfolio transactions, and thus had no portfolio turnover amounts. The portfolio turnover rate shown represents portfolio turnover from June 30, 2005 to September 30, 2005.

The accompanying notes are an integral part of the financial statements

Security Income Fund

Diversified Income Series

Adviser,

Security Global Investors

Performance Summary June 30, 2008	Security Income Fund Diversified Income Series (unaudited)

PERFORMANCE

Diversified Income Series vs. Lehman Brothers Aggregate Bond Index

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Diversified Income Series on June 30, 1998, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Average Annual Returns

Periods Ended 6-30-08	1 Year	5 Years	10 Years or Since Inception
A Shares	0.12%	1.67%	3.85%
A Shares with sales charge	(4.54%)	0.68%	3.35%
B Shares	(0.44%)	0.96%	3.20%
B Shares with CDSC	(5.23%)	0.62%	3.20%
C Shares	(0.44%)	0.92%	3.69 (5-1-00	% )
C Shares with CDSC	(1.40%)	0.92%	3.69 (5-1-00	% )

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating (Based on Standard and Poor’s Ratings)

AAA	58.74%
AA	3.93
A	7.91
BBB	14.74
BB	5.54
B	2.09
D	2.31
Preferred Stock	2.87
Repurchase Agreement	1.03
Other assets in excess of liabilities	0.84

Total net assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2008	Security Income Fund Diversified Income Series (unaudited)

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Diversified Income
Series - Class A
Actual	$1,000.00	$982.68	$4.68
Hypothetical	1,000.00	1,020.14	4.77
Diversified Income
Series - Class B
Actual	1,000.00	980.85	8.37
Hypothetical	1,000.00	1,016.41	8.52
Diversified Income
Series - Class C
Actual	1,000.00	980.80	8.37
Hypothetical	1,000.00	1,016.41	8.52

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2008 to June 30, 2008 was (1.73%), (1.92%) and (1.92%) for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (0.95%, 1.70% and 1.70% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments June 30, 2008 (Unaudited)	Security Income Fund Diversified Income Series

	Principal Amount	Value
CORPORATE BOND - 38.5%
Automotive - 2.1%
GMAC LLC
3.951%, 2008 (1)	$1,400,000	$1,378,733

Banking - 4.7%
BankBoston Capital Trust IV
3.277%, 2028 (1)	700,000	565,115
BOI Capital Funding No. 2, LP
5.571%, 2049 (1)(2)(3)	350,000	236,191
Chase Capital III
3.232%, 2027 (1)	700,000	554,311
Rabobank Capital Funding II
5.26%, 2049 (1)(2)(3)	700,000	641,252
Standard Chartered plc
6.409%, 2049 (1)(2)(3)	1,250,000	1,003,092
US Central Federal Credit Union
2.70%, 2009	88,636	86,572

		3,086,533

Building Materials - 0.4%
CRH America, Inc.
6.95%, 2012	300,000	300,189

Chemicals - 0.6%
PPG Industries, Inc.
7.40%, 2019	350,000	392,824

Electric - 3.1%
Arizona Public Service Company
6.38%, 2011	300,000	302,068
Cincinnati Gas & Electric
5.70%, 2012	300,000	304,822
Kansas Gas & Electric
5.65%, 2021	294,943	280,140
Oncor Electric Delivery Company
6.38%, 2015	300,000	296,018
Pennsylvania Electric Company
6.05%, 2017	350,000	339,499
WPS Resources Corporation
6.11%, 2066 (1)	600,000	496,739

		2,019,286

Financial - Other - 2.5%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,000,000	1,013,706
Willis North America, Inc.
5.63%, 2015	700,000	629,357

		1,643,063

Financial Companies - Captive - 3.4%
CIT Group Funding Company of Canada
4.65%, 2010	1,000,000	836,410
Residential Capital LLC
6.546%, 2009 (1)(2)(3)	2,000,000	1,390,000

		2,226,410

Financial Companies - Noncaptive Consumer - 1.7%
Nelnet, Inc.
7.40%, 2036 (1)	1,500,000	980,692
Residential Capital LLC
8.50%, 2012	350,000	136,500

		1,117,192

Financial Companies - Noncaptive
Diversified - 0.5%
General Electric Capital Corporation
5.88%, 2012	300,000	311,244

Food & Beverage - 1.2%
General Mills, Inc.
5.70%, 2017	800,000	792,974

Health Care - 0.5%
Anthem, Inc.
6.80%, 2012	300,000	310,525

Independent Energy - 0.5%
Devon Financing Corporation
6.88%, 2011	300,000	318,408

Insurance - Life - 1.0%
AIG SunAmerica Global Financing X
6.90%, 2032 (2)(3)	700,000	670,068

Insurance - Property & Casualty - 1.3%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	200,000	193,500
Nationwide Mutual Insurance Company
8.25%, 2031 (2)(3)	400,000	400,776
Navigators Group, Inc.
7.00%, 2016	300,000	284,201

		878,477

Integrated Energy - 1.5%
Petrobras International Finance Company
6.13%, 2016	1,000,000	1,000,000

Lodging - 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	500,000	482,784

Metals & Mining - 0.5%
United States Steel Corporation
6.05%, 2017	350,000	326,884

Natural Gas Pipelines - 0.3%
Express Pipeline, LP
6.47%, 2013 (2)(3)	171,733	180,481

Paper - 0.5%
Sino-Forest Corporation
9.13%, 2011 (2)(3)	300,000	303,375

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Diversified Income Series

	Principal Amount	Value
CORPORATE BOND (continued)
Pharmaceuticals - 1.9%
AstraZeneca plc
5.90%, 2017	$1,250,000	$1,281,250

Railroads - 1.0%
Canadian National Railway Company
6.25%, 2034	700,000	682,998

REIT’s - 3.4%
Hospitality Properties Trust
6.70%, 2018	1,500,000	1,288,383
Reckson Operating Partnership, LP
5.15%, 2011	700,000	661,417
Rouse Company, LP
8.00%, 2009	325,000	321,069

		2,270,869

Technology - 0.5%
Science Applications International Corporation
7.13%, 2032	300,000	311,816

Telecommunications - Wireless - 0.9%
Nextel Communications, Inc.
6.88%, 2013	700,000	591,500

Transportation Services - 0.5%
TTX Company
4.90%, 2015 (2)(3)	350,000	359,718

U.S. Banking - 0.4%
PartnerRe Finance II
6.44%, 2066 (1)	350,000	278,029

Utility - Other - 2.9%
American Water Capital Corporation
6.09%, 2017	2,000,000	1,918,406

TOTAL CORPORATE BOND (Cost $28,455,083)		$25,434,036

PREFERRED STOCK - 2.9%
Insurance Brokers - 0.7%
Woodbourne Capital Trust I
3.548%, 2008 (1)(2)	200,000	120,000
Woodbourne Capital Trust II
3.548%, 2008 (1)(2)	200,000	120,000
Woodbourne Capital Trust III
3.548%, 2008 (1)(2)	200,000	120,000
Woodbourne Capital Trust IV
3.548%, 2008 (1)(2)	200,000	120,000

		480,000

Property & Casualty Insurance - 1.1%
Aspen Insurance Holdings, Ltd.
7.401%, 2017	32,000	691,200

Thrifts & Mortgage Finance - 1.1%
Federal Home Loan Mortgage Corporation
8.375%, 2012	10,000	243,000
Federal National Mortgage Association
8.25%, 2010	16,000	367,200
4.38%, 2011	3,000	114,900

		725,100

TOTAL PREFERRED STOCK (Cost $2,415,364)		$1,896,300

MORTGAGE BACKED SECURITIES - 46.8%
Other Non-Agency - 14.1%
CMO’s - 14.1%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24% - 2035 (1)	1,133,951	1,121,981
Chaseflex Trust
2006-1, 5.94% - 2036 (1)	2,000,000	1,912,870
Homebanc Mortgage Trust
2006-1, 6.08% - 2037 (1)	1,048,489	1,013,009
JP Morgan Alternative Loan Trust
2006-S2, 5.81% - 2036	2,000,000	1,987,785
2006-S3, 6.00% - 2036	1,671,000	1,529,821
JP Morgan Mortgage Trust
2006-A3, 5.29% - 2036 (1)	480,749	477,211
Washington Mutual, Inc.
2005-AR16 1A1, 5.10% - 2035 (1)	1,293,210	1,276,982

		9,319,659

U.S. Government Sponsored
Agencies - 29.5%
CMO’s - 4.3%
Federal Home Loan Mortgage Corporation
FHR 2520 AG, 5.00% - 2016	832,760	843,053
Federal National Mortgage Association
FNR 1990-108 G, 7.00% - 2020	32,276	33,728
FNR 2007-26 JB, 5.00% - 2032	2,000,000	1,911,147

		2,787,928

Pass-Thru’s - 25.2%
Federal Home Loan Mortgage Corporation
#E01378, 5.00% - 2018	1,148,501	1,146,051
#E01488, 5.00% - 2018	899,426	897,438
#E01538, 5.00% - 2018	913,716	911,673
#C44050, 7.00% - 2030	22,089	23,348
#C01172, 6.50% - 2031	28,886	29,806
#C01210, 6.50% - 2031	35,885	37,319
#C50964, 6.50% - 2031	36,949	38,126
#C50967, 6.50% - 2031	8,565	8,908
#C01277, 7.00% - 2031	58,537	61,434
#C01292, 6.00% - 2032	159,665	162,556
#C62801, 6.00% - 2032	79,977	81,425
#C01287, 6.50% - 2032	100,932	104,147
#A16943, 6.00% - 2033	651,724	662,098
#A17903, 6.00% - 2034	764,423	775,157
Federal National Mortgage Association
#254473, 5.50% - 2017	844,041	857,484

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Diversified Income Series

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Agencies (continued)
Pass-Thru’s (continued)
Federal National Mortgage Association (continued)
#720714, 4.50% - 2018	$889,666	$870,038
#555549, 5.00% - 2018	1,084,002	1,073,151
#750465, 5.00% - 2018	901,596	900,460
#780952, 4.00% - 2019	1,282,167	1,215,014
#252806, 7.50% - 2029	23,572	25,442
#252874, 7.50% - 2029	21,360	23,055
#535277, 7.00% - 2030	14,780	15,510
#190307, 8.00% - 2030	11,556	12,503
#253356, 8.00% - 2030	14,441	15,626
#541735, 8.00% - 2030	19,517	21,117
#585348, 6.50% - 2031	25,686	26,472
#254477, 5.50% - 2032	377,725	372,759
#254198, 6.00% - 2032	223,397	225,627
#254377, 6.00% - 2032	303,829	308,571
#666750, 6.00% - 2032	317,690	320,860
#254346, 6.50% - 2032	100,332	103,402
#545691, 6.50% - 2032	134,544	138,661
#659790, 6.50% - 2032	131,987	137,016
#640008, 7.00% - 2032	78,657	82,539
#688328, 5.50% - 2033	713,368	707,335
#689108, 5.50% - 2033	488,872	485,043
#709748, 5.50% - 2033	933,825	926,511
#713971, 5.50% - 2033	880,629	873,182
#754903, 5.50% - 2033	596,705	588,613
#725033, 6.00% - 2034	423,713	429,928
#255554, 5.50% - 2035	950,413	940,594

		16,635,999

		19,423,927

U.S. Government Sponsored
Securities - 3.2%
CMO’s - 2.2%
Government National Mortgage Association
GNR 2008 -17 A, 5.00% - 2035	1,488,390	1,457,720

Pass-Thru’s - 1.0%
Government National Mortgage Association
#313107, 7.00% - 2022	45,468	47,849
#328618, 7.00% - 2022	15,147	15,941
#352022, 7.00% - 2023	26,940	28,351
#369303, 7.00% - 2023	39,909	41,999
G2 1260, 7.00% - 2023	4,259	4,473
#347017, 7.00% - 2024	19,401	20,417
#371006, 7.00% - 2024	14,490	15,249
#371012, 7.00% - 2024	19,002	19,997
G2 1849, 8.50% - 2024	3,498	3,824
#780454, 7.00% - 2026	31,592	33,246
G2 2320, 7.00% - 2026	10,192	10,703
G2 2270, 8.00% - 2026	8,360	8,942
G2 2445, 8.00% - 2027	11,520	12,323
#464356, 6.50% - 2028	32,109	33,208
G2 2689, 6.50% - 2028	14,776	15,264
#462680, 7.00% - 2028	21,547	22,676
G2 2616, 7.00% - 2028	14,269	14,985
#518436, 7.25% - 2029	18,997	20,244
#491492, 7.50% - 2029	14,088	14,933
#510704, 7.50% - 2029	17,961	19,039
#781079, 7.50% - 2029	10,756	11,401
#479229, 8.00% - 2030	8,959	9,619
#479232, 8.00% - 2030	10,306	11,066
#508342, 8.00% - 2030	29,108	31,254
G2 2909, 8.00% - 2030	12,810	13,702
#538285, 6.50% - 2031	29,320	30,324
#564472, 6.50% - 2031	87,360	90,734
#552324, 6.50% - 2032	51,526	53,291

		655,054

		2,112,774

TOTAL MORTGAGE BACKED SECURITIES (Cost $31,414,847)		$30,856,360

U.S. GOVERNMENT SECURITIES - 9.1%
U.S. Treasury Bill
1.44%, 2008	15,000	14,938
U.S. Treasury Notes
2.00%, 2010	2,000,000	1,985,468
3.50%, 2013	4,000,000	4,029,688

TOTAL U.S. GOVERNMENT SECURITIES (Cost $6,047,989)		$6,030,094

ASSET BACKED SECURITIES - 0.9%
Home Equity Loans - 0.9%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 2.743%, 2035 (1)	584,741	567,623

TOTAL ASSET BACKED SECURITIES (Cost $584,741)		$567,623

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Diversified Income Series

	Principal Amount	Value
REPURCHASE AGREEMENT - 1.0%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $680,040 (Collateralized by FHLB, 5.55%, 11/06/13 with a value of $697,582)	$680,000	$680,000

TOTAL REPURCHASE AGREEMENT (Cost $680,000)		$680,000

Total Investments (Security Income Fund- Diversified Income Series) (Cost $69,598,024) - 99.2%		$65,464,413
Other Assets in Excess of Liabilities - 0.8%		552,753

TOTAL NET ASSETS - 100.0%		$66,017,166

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $70,130,897.

1 -	Variable rate security. Rate indicated is rate effective at June 30, 2008.

2 -	Security was acquired through a private placement.

3 -	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $5,184,953 (cost $6,329,745), or 7.9% of total net assets.

Glossary:

plc - Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Security Income Fund

Diversified Income Series

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$65,464,413
Receivables:
Fund shares sold	85,848
Interest	623,163
Dividends	14,655
Security Investors	9,396
Prepaid expenses	27,976

Total assets	66,225,451

Liabilities:
Cash overdraft	23,469
Payable for:
Fund shares redeemed	97,373
Management fees	19,430
Administration fees	7,674
Transfer agent/maintenance fees	14,922
Custodian fees	4,055
Director’s fees	1,093
Professional fees	8,655
12b-1 distribution plan fees	21,266
Other	10,348

Total liabilities	208,285

Net assets	$66,017,166

Net assets consist of:
Paid in capital	$77,567,112
Accumulated net investment loss	(252,651)
Accumulated net realized loss on sale of investments	(7,163,684)
Net unrealized depreciation in value of investments	(4,133,611)

Net assets	$66,017,166

Class A:
Capital shares outstanding (unlimited number of shares authorized)	12,592,412
Net assets	$54,326,312
Net asset value and redemption price per share	$4.31

Maximum offering price per share (net asset value divided by 95.25%)	$4.52

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,793,094
Net assets	$7,703,979
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.30

Class C:
Capital shares outstanding (unlimited number of shares authorized)	929,811
Net assets	$3,986,875
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.29

*Investments, at cost	$69,598,024

Statement of Operations
For the Six Months Ended June 30, 2008

Investment Income:
Interest	$1,879,314
Dividends	78,909

Total investment income	1,958,223

Expenses:
Management fees	120,882
Administration fees	37,285
Transfer agent/maintenance fees	115,074
Custodian fees	5,813
Directors’ fees	2,231
Professional fees	8,339
Reports to shareholders	5,802
Registration fees	18,517
Other expenses	4,241
12b-1 distribution fees - Class A	70,533
12b-1 distribution fees - Class B	42,627
12b-1 distribution fees - Class C	20,617

Total expenses	451,961
Less:
Reimbursement of expenses - Class A	(62,256)
Reimbursement of expenses - Class B	(9,457)
Reimbursement of expenses - Class C	(4,592)
Earnings credits applied	(114)

Net expenses	375,542

Net investment income	1,582,681

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(198,496)
Futures	(234,541)

Net realized loss	(433,037)

Net unrealized appreciation (depreciation) during the period on:
Investments	(2,277,855)
Futures	(47,678)

Net unrealized depreciation	(2,325,533)

Net realized and unrealized loss	(2,758,570)

Net decrease in net assets resulting from operations	$(1,175,889)

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Income Fund Diversified Income Series

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$1,582,681	$3,918,151
Net realized loss during the period on investments	(433,037)	(593,234)
Net unrealized depreciation during the period on investments	(2,325,533)	(1,312,251)

Net increase (decrease) in net assets resulting from operations	(1,175,889)	2,012,666

Distributions to shareholders from:
Net investment income
Class A	(1,314,885)	(3,276,580)
Class B	(163,644)	(358,753)
Class C	(80,371)	(164,620)

Total distributions to shareholders	(1,558,900)	(3,799,953)

Capital share transactions:
Proceeds from sale of shares
Class A	11,924,208	17,250,324
Class B	806,031	3,257,799
Class C	751,734	805,100
Distributions reinvested
Class A	1,230,681	3,083,964
Class B	157,966	340,724
Class C	78,962	161,807
Cost of shares redeemed
Class A	(18,808,531)	(30,866,769)
Class B	(2,099,732)	(3,398,926)
Class C	(583,227)	(1,855,888)

Net decrease from capital share transactions	(6,541,908)	(11,221,865)

Net decrease in net assets	(9,276,697)	(13,009,152)

Net assets:
Beginning of period	75,293,863	88,303,015
End of period	$66,017,166	$75,293,863

Accumulated net investment loss at end of period	$(252,651)	$(276,432)

Capital share activity:
Shares sold
Class A	2,706,075	3,802,196
Class B	183,019	723,818
Class C	169,177	177,616
Shares reinvested
Class A	280,565	680,207
Class B	36,162	75,524
Class C	18,118	35,910
Shares redeemed
Class A	(4,263,678)	(6,791,970)
Class B	(478,711)	(752,576)
Class C	(133,856)	(410,465)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund Diversified Income Series

Class A	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$4.49	$4.59	$4.63	$4.76	$4.82	$4.90

Income (loss) from investment operations:
Net investment income[b]	0.10	0.21	0.21	0.19	0.20	0.20
Net gain (loss) on securities (realized and unrealized)	(0.18)	(0.10)	(0.05)	(0.12)	(0.04)	(0.07)

Total from investment operations	(0.08)	0.11	0.16	0.07	0.16	0.13

Less distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.20)	(0.20)	(0.22)	(0.21)

Total distributions	(0.10)	(0.21)	(0.20)	(0.20)	(0.22)	(0.21)

Net asset value, end of period	$4.31	$4.49	$4.59	$4.63	$4.76	$4.82

Total Return[c]	(1.73%)	2.43%	3.64%	1.54%	3.37%	2.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,326	$62,220	$74,244	$70,502	$75,292	$77,950

Ratios to average net assets:
Net investment income	4.72%	4.71%	4.51%	4.09%	4.18%	4.17%
Total expenses[d]	1.17%	1.12%	1.16%	1.16%	1.06%	1.04%
Net expenses[e]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net expenses prior to custodian earnings credits and net of expense waivers	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate	46%	41%	68%	59%	44%	45%

Class B	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$4.47	$4.57	$4.61	$4.74	$4.80	$4.88

Income (loss) from investment operations:
Net investment income[b]	0.09	0.18	0.17	0.16	0.16	0.17
Net gain (loss) on securities (realized and unrealized)	(0.17)	(0.10)	(0.04)	(0.12)	(0.04)	(0.08)

Total from investment operations	(0.08)	0.08	0.13	0.04	0.12	0.09

Less distributions:
Dividends from net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.18)	(0.17)

Total distributions	(0.09)	(0.18)	(0.17)	(0.17)	(0.18)	(0.17)

Net asset value, end of period	$4.30	$4.47	$4.57	$4.61	$4.74	$4.80

Total Return[c]	(1.92%)	1.67%	2.87%	0.79%	2.60%	1.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,704	$9,167	$9,164	$10,826	$14,331	$12,902

Ratios to average net assets:
Net investment income	3.97%	3.97%	3.75%	3.34%	3.43%	3.43%
Total expenses[d]	1.92%	1.87%	1.91%	1.91%	1.81%	1.79%
Net expenses[e]	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Net expenses prior to custodian earnings credits and net of expense waivers	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	46%	41%	68%	59%	44%	45%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund Diversified Income Series

Class C	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$4.46	$4.56	$4.60	$4.73	$4.79	$4.87

Income (loss) from investment operations:
Net investment income[b]	0.09	0.18	0.17	0.16	0.16	0.17
Net gain (loss) on securities (realized and unrealized)	(0.17)	(0.10)	(0.04)	(0.12)	(0.04)	(0.07)

Total from investment operations	(0.08)	0.08	0.13	0.04	0.12	0.10

Less distributions:
Dividends from net investment income	(0.09)	(0.18)	(0.17)	(0.17)	(0.18)	(0.18)

Total distributions	(0.09)	(0.18)	(0.17)	(0.17)	(0.18)	(0.18)

Net asset value, end of period	$4.29	$4.46	$4.56	$4.60	$4.73	$4.79

Total Return[c]	(1.92%)	1.68%	2.87%	0.79%	2.61%	1.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,987	$3,906	$4,894	$5,427	$5,219	$5,840

Ratios to average net assets:
Net investment income	3.98%	3.96%	3.76%	3.33%	3.43%	3.42%
Total expenses[d]	1.92%	1.87%	1.91%	1.91%	1.81%	1.80%
Net expenses[e]	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Net expenses prior to custodian earnings credits and net of expense waivers	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	46%	41%	68%	59%	44%	45%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income was computed using the average shares outstanding throughout the period.

[c]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Security Income Fund

High Yield Series

Adviser,

Security Global Investors

Performance Summary June 30, 2008	Security Income Fund High Yield Series (unaudited)

PERFORMANCE

High Yield Series vs. Lehman Brothers High Yield Index

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of High Yield Series on June 30, 1998, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Lehman Brothers High Yield Index is an unmanaged index that tracks below investment grade bonds.

Average Annual Returns

Periods Ended 6-30-08	1 Year	5 Years	10 Years or Since Inception
A Shares	(1.70%)	6.37%	4.52%
A Shares with sales charge	(6.37%)	5.34%	4.01%
B Shares	(1.43%)	5.90%	3.87%
B Shares with CDSC	(6.00%)	5.58%	3.87%
C Shares	(2.49%)	5.57%	5.02 (5-1-00)%
C Shares with CDSC	(3.41%)	5.57%	5.02 (5-1-00)%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced, as applicable. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating (Based on Standard and Poor’s Ratings)

AAA	1.93%
BBB	2.63
BB	24.70
B	38.12
CCC	13.55
D	0.41
NR	4.83
Preferred Stocks	2.31
Commercial Paper	9.63
Other assets in excess of liabilities	1.89

Total net assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2008	Security Income Fund High Yield Series (unaudited)

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
High Yield Series -
Class A
Actual	$1,000.00	$990.37	$5.79
Hypothetical	1,000.00	1,019.05	5.87
High Yield Series -
Class B
Actual	1,000.00	990.66	4.55
Hypothetical	1,000.00	1,020.29	4.62
High Yield Series-
Class C
Actual	1,000.00	985.95	9.48
Hypothetical	1,000.00	1,015.32	9.62

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2008 to June 30, 2008 was (0.96%), (0.93%) and (1.41%) for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.17%, 0.92% and 1.92% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments June 30, 2008 (Unaudited)	Security Income Fund High Yield Series

	Shares	Value
COMMON STOCK - 0.0%
Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. * (1)	15,250	$3,813
HomeBanc Corporation *	20,000	140

		3,953

TOTAL COMMON STOCK (Cost $372,076)		$3,953

	Principal Amount	Value
CONVERTIBLE BOND - 2.4%
Aerospace & Defense - 0.9%
DRS Technologies, Inc.
2.00%, 2026 (2)(3)	$450,000	610,875

Automotive - 0.5%
Sonic Automotive, Inc.
5.25%, 2009	350,000	339,500

Health Care Services - 0.5%
Aspect Medical Systems, Inc.
2.50%, 2014	275,000	161,906
Invacare Corporation
4.13%, 2027	150,000	148,479

		310,385

Petroleum - 0.2%
USEC, Inc.
3.00%, 2014	150,000	112,125

Telecommunications - 0.3%
Nextel Communications, Inc.
5.25%, 2010	250,000	241,250

TOTAL CONVERTIBLE BOND (Cost $1,620,891)		$1,614,135

CORPORATE BOND - 77.4%
Aerospace & Defense - 1.3%
Esterline Technologies Corporation
7.75%, 2013 (3)	350,000	351,750
Vought Aircraft Industries, Inc.
8.00%, 2011	550,000	511,500

		863,250

Airlines - 1.7%
Continental Airlines, Inc.
7.03%, 2011	200,240	166,199
8.31%, 2011	311,545	291,295
Delta Air Lines, Inc.
7.71%, 2011	225,000	185,625
7.78%, 2012	595,075	529,617

		1,172,736

Automotive - 3.9%
Ford Motor Credit Company LLC
7.163%, 2012 (4)	200,000	187,448
General Motors Corporation
8.38%, 2033	850,000	503,625
Group 1 Automotive, Inc.
8.25%, 2013	450,000	420,750
Metaldyne Corporation
11.00%, 2012	500,000	135,000
Sonic Automotive, Inc.
8.63%, 2013	400,000	370,000
Tenneco, Inc.
8.63%, 2014	450,000	397,125
TRW Automotive, Inc.
7.25%, 2014 (2)(3)	750,000	630,000

		2,643,948

Banking - 0.1%
FCB Capital Trust
8.05%, 2028	50,000	51,364

Brokerage - 2.1%
E*Trade Financial Corporation
8.00%, 2011	750,000	690,000
7.88%, 2015	850,000	731,000

		1,421,000

Chemicals - 0.9%
CNA Holdings, Inc.
7.13%, 2009	100,000	95,000
PolyOne Corporation
6.52%, 2010	175,000	163,625
6.58%, 2011	375,000	346,875

		605,500

Communications - Other - 0.8%
RH Donnelley Corporation
8.88%, 2017 (2)(3)	900,000	535,500

Construction Machinery - 1.9%
Neff Corporation
10.00%, 2015	100,000	38,000
RSC Equipment Rental, Inc.
9.50%, 2014	750,000	626,250
United Rentals North America, Inc.
6.50%, 2012	375,000	337,500
7.00%, 2014	375,000	290,625

		1,292,375

Consumer Products - 0.7%
Hanesbrands, Inc.
6.508%, 2014 (3)(4)	100,000	93,000
Sealy Mattress Company
8.25%, 2014	500,000	410,000

		503,000

Distributors - 1.2%
SemGroup, LP
8.75%, 2015 (2)(3)	800,000	776,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund High Yield Series

	Principal Amount	Value
CORPORATE BOND (continued)
Electric - 1.1%
AES Red Oak LLC
8.54%, 2019	$572,623	$594,096
East Coast Power LLC
7.07%, 2012	55,298	56,763
GrafTech Finance, Inc.
10.25%, 2012	97,000	100,395

		751,254

Energy - Other - 0.2%
MarkWest Energy Partners, LP
8.75%, 2018 (2)(3)	100,000	102,250

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	100,000	99,500

Financial - Other - 1.1%
Harland Clarke Holdings Corporation
7.425%, 2015 (4)	600,000	444,000
Progress Capital Trust I
10.50%, 2027	300,000	319,739

		763,739

Financial Companies - Noncaptive Consumer - 1.4%
General Motors Acceptance Corporation
6.75%, 2014	350,000	231,156
8.00%, 2031	650,000	422,875
Residential Capital LLC
8.875%, 2015	700,000	273,000

		927,031

Food & Beverage - 1.8%
Dole Food Company, Inc.
7.25%, 2010	350,000	316,750
8.88%, 2011	350,000	311,500
Harry & David Holdings, Inc.
9.00%, 2013	600,000	528,000
Land O’ Lakes, Inc.
8.75%, 2011	43,000	43,484

		1,199,734

Gaming - 5.9%
Boyd Gaming Corporation
7.13%, 2016	700,000	516,250
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012 (2)(3)	525,000	509,906
Harrah’s Operating Company, Inc.
10.75%, 2016 (2)(3)	750,000	622,500
MGM Mirage
6.75%, 2012	375,000	336,563
6.75%, 2013 (3)	250,000	215,625
Mohegan Tribal Gaming Authority
6.38%, 2009	250,000	247,500
7.13%, 2014	500,000	415,000
Pinnacle Entertainment, Inc.
7.50%, 2015	750,000	573,750
Station Casinos, Inc.
6.00%, 2012	575,000	457,125
Turning Stone Resort Casino Enterprise
9.13%, 2014 (2)(3)	100,000	99,500

		3,993,719

Health Care - 2.9%
Coventry Health Care, Inc.
6.13%, 2015	425,000	391,366
HCA, Inc.
6.50%, 2016	1,400,000	1,165,500
InvaCare Corporation
9.75%, 2015 (3)	100,000	100,000
US Oncology, Inc.
10.75%, 2014	325,000	322,562

		1,979,428

Home Construction - 1.5%
Meritage Homes Corporation
7.00%, 2014	500,000	405,000
6.25%, 2015	750,000	600,000

		1,005,000

Independent Energy - 1.5%
Copano Energy LLC
8.13%, 2016	100,000	100,500
Forest Oil Corporation
7.25%, 2019	125,000	120,000
MarkWest Energy Partners, LP
8.50%, 2016	100,000	101,500
Range Resources Corporation
7.38%, 2013	175,000	174,562
Southwestern Energy Company
7.50%, 2018 (2)(3)	100,000	102,891
Transmeridian Exploration, Inc.
12.00%, 2010	550,000	420,750

		1,020,203

Industrial - Other - 1.0%
Anixter International, Inc.
5.95%, 2015	250,000	220,000
Belden, Inc.
7.00%, 2017	200,000	192,000
Iron Mountain, Inc.
8.25%, 2011	250,000	249,375

		661,375

Insurance - Property & Casualty - 1.9%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	1,355,000	1,310,963

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund High Yield Series

	Principal Amount	Value
CORPORATE BOND (continued)
Media - Cable - 2.8%
Cablevision Systems Corporation
7.132%, 2009 (4)	$250,000	$250,000
CSC Holdings, Inc.
7.25%, 2008	125,000	125,000
6.75%, 2012	175,000	164,500
Satelites Mexicanos S.A. de CV
11.551%, 2011 (4)	878,505	854,346
Shaw Communications, Inc.
7.25%, 2011	500,000	505,000

		1,898,846

Media - Non Cable - 4.6%
Block Communications, Inc.
8.25%, 2015 (2)(3)	525,000	498,750
CMP Susquehanna Corporation
9.88%, 2014	800,000	560,000
Idearc, Inc.
8.00%, 2016	350,000	220,062
Intelsat, Ltd.
7.63%, 2012	275,000	220,000
Morris Publishing Group LLC
7.00%, 2013 (3)	900,000	549,000
Reader’s Digest Association, Inc.
9.00%, 2017 (2)(3)	100,000	73,000
RH Donnelley Corporation
8.88%, 2016	350,000	210,000
Univision Communications, Inc.
9.75%, 2015 (2)(3)	1,050,000	771,750

		3,102,562

Metals & Mining - 3.9%
Asia Aluminum Holdings, Ltd.
8.00%, 2011 (2)(3)	1,200,000	1,140,000
Noble Group, Ltd.
6.63%, 2015 (2)(3)	450,000	394,140
USEC, Inc.
6.75%, 2009	1,125,000	1,102,500

		2,636,640

Natural Gas Pipelines - 0.8%
Regency Energy Partners, LP
8.38%, 2013	520,000	531,700

Oil Field Services - 4.1%
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016 (2)(3)	1,600,000	1,272,000
Linn Energy LLC
9.88%, 2018 (2)(3)	1,000,000	990,000
PetroHawk Energy Corporation
7.88%, 2015 (2)(3)	250,000	244,063
Stallion Oilfield Services
9.75%, 2015 (2)(3)	300,000	255,000

		2,761,063

Packaging - 1.4%
Ball Corporation
6.88%, 2012	500,000	498,750
Graham Packaging Company, Inc.
9.88%, 2014	375,000	331,875
Rock-Tenn Company
9.25%, 2016 (2)(3)	100,000	106,000

		936,625

Paper - 2.1%
Georgia-Pacific LLC
7.13%, 2017 (2)(3)	175,000	164,500
Sino-Forest Corporation
9.13%, 2011 (2)(3)	1,225,000	1,238,781

		1,403,281

Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International
7.00%, 2011	950,000	983,250

Refining - 1.2%
Frontier Oil Corporation
6.63%, 2011	200,000	197,000
United Refining Company
10.50%, 2012	650,000	628,875

		825,875

REIT’s - 3.2%
American Real Estate Partners, LP
8.13%, 2012	950,000	912,000
7.13%, 2013	350,000	317,625
BF Saul Reit
7.50%, 2014	350,000	302,750
Rouse Company, LP
8.00%, 2009	600,000	592,742

		2,125,117

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
5.276%, 2014 (2)(3)(4)	100,000	84,000

Retailers - 5.6%
Blockbuster, Inc.
9.00%, 2012	650,000	531,375
Duane Reade, Inc.
9.75%, 2011	700,000	626,500
General Nutrition Centers, Inc.
7.199%, 2014 (4)	325,000	274,625
Michaels Stores, Inc.
11.38%, 2016	750,000	596,250
Neiman Marcus Group, Inc.
10.38%, 2015	1,050,000	1,050,000
Saks, Inc.
9.88%, 2011	700,000	728,000

		3,806,750

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund High Yield Series

	Principal Amount	Value
CORPORATE BOND (continued)
Technology - 5.1%
Amkor Technology, Inc.
9.25%, 2016	$1,375,000	$1,309,688
NXP BV
9.50%, 2015	350,000	304,500
Seagate Technology HDD Holdings
6.80%, 2016	350,000	319,375
Viasystems, Inc.
10.50%, 2011	1,500,000	1,481,250

		3,414,813

Telecommunications - Wireless - 3.3%
iPCS, Inc.
6.123%, 2014 (4)	100,000	85,000
MetroPCS Wireless, Inc.
9.25%, 2014	325,000	312,813
Rural Cellular Corporation
8.623%, 2012 (4)	350,000	352,625
5.682%, 2013 (4)	825,000	827,062
West Corporation
11.00%, 2016	750,000	633,750

		2,211,250

Telecommunications - Wirelines - 0.1%
Qwest Corporation
7.88%, 2011	100,000	100,000

Textile - 0.8%
Invista
9.25%, 2012 (2)(3)	500,000	511,250

Transportation Services - 1.8%
American Railcar Industries, Inc.
7.50%, 2014	250,000	232,500
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013	250,000	242,500
St. Acquisition Corporation
12.50%, 2017 (2)(3)	650,000	221,000
Stena AB
7.50%, 2013	250,000	246,563
US Shipping Partners, LP
13.00%, 2014	375,000	258,750

		1,201,313

TOTAL CORPORATE BOND (Cost $56,506,898)		$52,213,204

PREFERRED STOCK - 2.3%
Department Stores - 0.2%
Sears Holdings Corporation
7.00%, 2042	2,000	24,188
7.40%, 2043	7,500	98,672

		122,860

Real Estate Investment Trusts - 1.0%
Hospitality Properties Trust
7.00%, 2012	40,000	676,000

Thrifts & Mortgage Finance - 1.1%
Federal Home Loan Mortgage Corporation
8.375%, 2012	12,000	291,600
Federal National Mortgage Association
8.25%, 2010	12,000	275,400
4.38%, 2011	5,000	191,500

		758,500

TOTAL PREFERRED STOCK (Cost $1,993,700)		$1,557,360

SENIOR FLOATING RATE INTERESTS - 4.5%
Automotive - 1.5%
Delphi, Term Loan C
8.50%, 2008 (4)(5)	504,000	469,560
Ford Motor Company, Term Loan B
5.48%, 2013 (4)(5)	689,500	554,875

		1,024,435

Business Equipment & Services - 2.3%
First Data Corporation, Initial B1
5.23%, 2014 (4)(5)	811,136	743,507
5.55%, 2014 (4)(5)	82,114	75,268
VNU, Term Loan
4.73%, 2013 (4)(5)	736,879	685,956

		1,504,731

Health Care - 0.7%
DaVita, Inc., Term Loan B
3.99%, 2012 (4)(5)	269,678	258,723
4.14%, 2012 (4)(5)	21,983	21,090
4.18%, 2012 (4)(5)	14,655	14,060
4.20%, 2012 (4)(5)	179,028	171,755
4.22%, 2012 (4)(5)	14,655	14,060

		479,688

TOTAL SENIOR FLOATING RATE INTERESTS (Cost $3,281,087)		$3,008,854

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.9%
Federal Home Loan Bank
2.07% - 2008	1,300,000	1,299,327

TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES (Cost $1,299,327)		$1,299,327

COMMERCIAL PAPER - 9.6%
Banking - 1.5%
Wells Fargo & Company, Inc.
2.25%, 7/1/2008	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund High Yield Series

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Brokerage - 1.5%
JP Morgan Chase & Company
2.15%, 7/3/2008	1,000,00	$999,881

Diversified Manufacturing - 2.1%
General Electric Company
2.02%, 7/9/2008	1,400,000	1,399,371

Food & Beverage - 3.2%
Nestle Capital Corporation
2.04%, 7/1/2008 (3)	1,000,00	1,000,000
2.09%, 7/7/2008 (3)	1,200,00	1,199,582

		2,199,582

Non U.S. Banking - 1.3%
BNP Paribas Finance, Inc.
2.45%, 7/8/2008	900,000	899,571

TOTAL COMMERCIAL PAPER (Cost $6,498,405)		$6,498,405

Total Investments (Security Income Fund - High Yield Series) (Cost $71,572,384) - 98.1%		$66,195,238
Other Assets in Excess of Liabilities - 1.9%		1,275,543

TOTAL NET ASSETS - 100.0%		$67,470,781

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $71,393,922.

* -	Non-income producing security

1 -	Security is deemed illiquid. The total market value of illiquid securities is $3,813 (cost $225,975), or 0.0% of total net assets.

2 -	Security was acquired through a private placement.

3 -	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $15,462,613 (cost $16,514,485), or 22.9% of total net assets.

4 -	Variable rate security. Rate indicated is rate effective at June 30, 2008.

5 -	Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

Security Income Fund

High Yield Series

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$66,195,238
Cash	141,971
Receivables:
Fund shares sold	45,927
Interest	1,175,065
Dividends	29
Security Investors	24,301
Prepaid expenses	30,108

Total assets	67,612,639

Liabilities:
Payable for:
Fund shares redeemed	66,824
Management fees	31,356
Administration fees	4,965
Transfer agent/maintenance fees	10,254
Custodian fees	2,355
Director’s fees	933
Professional fees	9,858
12b-1 distribution plan fees	13,397
Other	1,916

Total liabilities	141,858

Net assets	$67,470,781

Net assets consist of:
Paid in capital	$72,602,124
Undistributed net investment income	356,914
Accumulated net realized loss on sale of investments	(111,111)
Net unrealized depreciation in value of investments	(5,377,146)

Net assets	$67,470,781

Class A:
Capital shares outstanding
(unlimited number of shares authorized)	5,318,868
Net assets	$61,577,002
Net asset value and redemption price per share	$11.58

Maximum offering price per share (net asset value divided by 95.25%)	$12.16

Class B:
Capital shares outstanding (unlimited number of shares authorized)	367,670
Net assets	$4,237,190
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.52

Class C:
Capital shares outstanding (unlimited number of shares authorized)	142,906
Net assets	$1,656,589
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.59

*Investments, at cost	$71,572,384

Statement of Operations
For the Six Months Ended June 30, 2008

Investment Income:
Interest	$2,583,016
Dividends	71,843

Total investment income	2,654,859

Expenses:
Management fees	1,78,068
Administration fees	22,440
Transfer agent/maintenance fees	63,825
Custodian fees	6,016
Directors’ fees	1,589
Professional fees	25,250
Reports to shareholders	3,068
Registration fees	18,253
Other expenses	3,530
12b-1 distribution fees - Class A	68,614
12b-1 distribution fees - Class C	8,203

Total expenses	398,856
Less:
Reimbursement of expenses - Class A	(44,532)
Reimbursement of expenses - Class B	(2,409)
Reimbursement of expenses - Class C	(1,273)
Earnings credits applied	(18)

Net expenses	350,624

Net investment income	2,304,235

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(109,728)

Net realized loss	(109,728)

Net unrealized appreciation (depreciation) during the period on:
Investments	(2,787,937)

Net unrealized depreciation	(2,787,937)

Net realized and unrealized loss	(2,897,665)

Net decrease in net assets resulting from operations	$(593,430)

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Income Fund High Yield Series

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$2,304,235	$4,191,118
Net realized gain (loss) during the period on investments	(109,728)	128,407
Net unrealized depreciation during the period on investments	(2,787,937)	(3,086,738)

Net increase (decrease) in net assets resulting from operations	(593,430)	1,232,787

Distributions to shareholders from:
Net investment income
Class A	(2,111,096)	(3,585,216)
Class B	(115,054)	(349,343)
Class C	(56,264)	(103,401)

Total distributions to shareholders	(2,282,414)	(4,037,960)

Capital share transactions:
Proceeds from sale of shares
Class A	18,020,837	27,660,478
Class B	1,877,016	1,252,304
Class C	322,930	226,671
Distributions reinvested
Class A	2,085,490	3,529,223
Class B	92,885	315,656
Class C	42,871	86,760
Cost of shares redeemed
Class A	(6,813,769)	(33,555,868)
Class B	(592,171)	(3,617,239)
Class C	(207,890)	(589,873)

Net increase (decrease) from capital share transactions	14,828,199	(4,691,888)

Net increase (decrease) in net assets	11,952,355	(7,497,061)

Net assets:
Beginning of period	55,518,426	63,015,487

End of period	$67,470,781	$55,518,426

Accumulated net investment income at end of period	$356,914	$335,093

Capital share activity:
Shares sold
Class A	1,525,707	7,285,002
Class B	159,568	99,089
Class C	27,311	17,905
Shares reinvested
Class A	177,777	281,280
Class B	7,960	25,233
Class C	3,649	6,899
Shares redeemed
Class A	(578,326)	(7,747,658)
Class B	(50,323)	(292,939)
Class C	(17,536)	(46,767)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund High Yield Series

Class A	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$12.14	$12.75	$12.35	$12.70	$12.17	$10.66

Income (loss) from investment operations:
Net investment income[b]	0.46	0.87	0.83	0.77	0.73	0.70
Net gain (loss) on securities (realized and unrealized)	(0.58)	(0.64)	0.39	(0.37)	0.55	1.54

Total from investment operations	(0.12)	0.23	1.22	0.40	1.28	2.24

Less distributions:
Dividends from net investment income	(0.44)	(0.84)	(0.82)	(0.75)	(0.73)	(0.73)
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(0.44)	(0.84)	(0.82)	(0.75)	(0.75)	(0.73)

Net asset value, end of period	$11.58	$12.14	$12.75	$12.35	$12.70	$12.17

Total Return[c]	(0.96%)	1.80%	10.25%	3.33%	10.96%	21.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,577	$50,917	$55,762	$38,506	$33,393	$25,777

Ratios to average net assets:
Net investment income	7.77%	6.90%	6.68%	6.28%	6.05%	6.40%
Total expenses[d]	1.33%	1.42%	1.45%	1.47%	1.48%	1.28%
Net expenses[e]	1.17%	1.25%	1.45%	1.47%	1.48%	1.27%
Net expenses prior to custodian earnings credits and net of expense waivers	1.17%	1.25%	1.45%	1.47%	1.48%	1.27%

Portfolio turnover rate	37%	54%	56%	73%	73%	61%
Class B	Six Months Ended June 30, 2008[a,f]	2007[f]	2006[f]	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$12.09	$12.70	$12.30	$12.66	$12.14	$10.63

Income (loss) from investment operations:
Net investment income[b]	0.47	0.90	0.75	0.70	0.65	0.67
Net gain (loss) on securities (realized and unrealized)	(0.58)	(0.63)	0.39	(0.40)	0.53	1.48

Total from investment operations	(0.11)	0.27	1.14	0.30	1.18	2.15

Less distributions:
Dividends from net investment income	(0.46)	(0.88)	(0.74)	(0.66)	(0.64)	(0.64)
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(0.46)	(0.88)	(0.74)	(0.66)	(0.66)	(0.64)

Net asset value, end of period	$11.52	$12.09	$12.70	$12.30	$12.66	$12.14

Total Return[c]	(0.93%)	2.09%	9.54%	2.47%	10.09%	20.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,237	$3,027	$5,320	$5,324	$8,437	$8,324

Ratios to average net assets:
Net investment income	7.99%	7.16%	5.99%	5.52%	5.31%	5.92%
Total expenses[d]	1.09%	1.18%	2.13%	2.22%	2.22%	2.08%
Net expenses[e]	0.92%	1.00%	2.13%	2.22%	2.22%	2.08%
Net expenses prior to custodian earnings credits and net of expense waivers	0.92%	1.00%	2.13%	2.22%	2.22%	2.08%

Portfolio turnover rate	37%	54%	56%	73%	73%	61%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund High Yield Series

Class C	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$12.16	$12.76	$12.36	$12.72	$12.19	$10.67

Income (loss) from investment operations:
Net investment income[b]	0.41	0.78	0.74	0.69	0.65	0.66
Net gain (loss) on securities (realized and unrealized)	(0.58)	(0.63)	0.39	(0.39)	0.54	1.50

Total from investment operations	(0.17)	0.15	1.13	0.30	1.19	2.16

Less distributions:
Dividends from net investment income	(0.40)	(0.75)	(0.73)	(0.66)	(0.64)	(0.64)
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(0.40)	(0.75)	(0.73)	(0.66)	(0.66)	(0.64)

Net asset value, end of period	$11.59	$12.16	$12.76	$12.36	$12.72	$12.19

Total Return[c]	(1.41%)	1.12%	9.42%	2.46%	10.12%	20.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,657	$1,574	$1,933	$1,795	$2,174	$1,857

Ratios to average net assets:
Net investment income	7.01%	6.16%	5.92%	5.52%	5.31%	5.85%
Total expenses[d]	2.08%	2.18%	2.21%	2.22%	2.22%	2.08%
Net expenses[e]	1.92%	2.00%	2.21%	2.22%	2.22%	2.07%
Net expenses prior to custodian earnings credits and net of expense waivers	1.92%	2.00%	2.21%	2.22%	2.22%	2.07%

Portfolio turnover rate	37%	54%	56%	73%	73%	61%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income was computed using the average shares outstanding throughout the period.

[c]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]

Effective December 1, 2006, Class B shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

The accompanying notes are an integral part of the financial statements

Security Income Fund

Income Opportunity Series

Subadviser,

Four Corners Capital Management, LLC

Performance Summary June 30, 2008	Security Income Fund Income Opportunity Series (unaudited)

PERFORMANCE

Income Opportunity Series vs.

S&P/LSTA Leveraged Loan Index

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Income Opportunity Series on March 31, 2004 (date of inception), and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes realtime market weightings, spreads and interest payments.

Average Annual Returns

Periods Ended 6-30-08	1 Year	Since Inception (3-31-04)
A Shares	(3.17%)	3.24%
A Shares with sales charge	(7.75%)	2.06%
B Shares	(3.09%)	2.77%
B Shares with CDSC	(7.70%)	2.36%
C Shares	(4.03%)	2.41%
C Shares with CDSC	(4.94%)	2.41%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

BB	20.82%
B	32.80
Repurchase Agreement	25.89
Temporary cash investments	10.00
Other assets in excess of liabilities	10.49

Total net assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2008	Security Income Fund Income Opportunity Series (unaudited)

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Income Opportunity
Series - Class A
Actual	$1,000.00	$987.21	$8.40
Hypothetical	1,000.00	1,016.41	8.52
Income Opportunity
Series - Class B
Actual	1,000.00	987.80	7.17
Hypothetical	1,000.00	1,017.65	7.27
Income Opportunity
Series - Class C
Actual	1,000.00	982.25	12.07
Hypothetical	1,000.00	1,012.68	12.26

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2008 to June 30, 2008 was (1.28%), (1.22%) and (1.77%) for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.70%, 1.45% and 2.45% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments June 30, 2008 (Unaudited)	Security Income Fund Income Opportunity Series

	Principal Amount	Value
CORPORATE BOND - 5.4%
Aerospace & Defense - 2.6%
L-3 Communications Corporation
7.63%, 2012	$1,000,000	$1,010,000

Health Care - 2.1%
HCA, Inc.
6.50%, 2016	1,000,000	832,500

Technology - 0.7%
NXPBV
5.463%, 2013 (1)	325,000	286,000

TOTAL CORPORATE BOND (Cost $2,185,848)		$2,128,500

SENIOR FLOATING RATE INTERESTS - 48.2%
Automotive - 4.4%
General Motors Corporation, Term Loan - 1st Lien
5.06%, 2013 (1)	991,231	826,439
KAR Holdings, Inc., Term Loan - 1st Lien
5.06%, 2013 (1)	985,050	888,392

		1,714,831

Broadcast Radio & Television - 4.4%
Univision Communications, Inc., Initial Term Loan
4.73%, 2014 (1)	60,403	49,515
5.15%, 2014 (1)	939,597	770,235
Young Broadcasting, Inc., Term Loan
5.00%, 2012 (1)	236,667	213,000
5.25%, 2012 (1)	733,333	660,000

		1,692,750

Brokerages, Security Dealers & Investment Houses - 1.1%
Gartmore Investment Management, Term Loan B-2
4.67%, 2014 (1)	458,319	417,834

Building & Development - 1.6%
South Edge, LLC, Term Loan C
0.00%, 2009 (1)(2)	1,000,000	605,000

Business Equipment & Services - 4.5%
Clarke American Corporation, Term Loan B
5.20%, 2014 (1)	235,000	196,225
5.30%, 2014 (1)	755,000	630,425
Open Solutions, Inc., Term Loan - 1st Lien (Jan 07)
5.15%, 2014 (1)	525,133	469,994
West Corporation, Term Loan B-2
4.86%, 2013 (1)	209,145	191,218
5.02%, 2013 (1)	25,248	23,084
5.27%, 2013 (1)	115,805	105,879
5.30%, 2013 (1)	147,283	134,659

		1,751,484

Containers & Glass Products -1.1%
Owens-Illinois Group, Inc., Term Loan B (USD) (Jun 06)
3.98%, 2013 (1)	456,710	444,151

Electronic & Electric - 3.3%
Freescale Semiconductors, Inc., Term Loan - 1st Lien
4.21%, 2013 (1)	980,025	884,718
Sabre Holdings Corporation, Term Loan
4.48%, 2014 (1)	195,688	160,534
4.90%, 2014 (1)	290,216	238,080

		1,283,332

Food Products - 2.3%
Dole Food Company, Inc., Pre LC
4.71%, 2013 (1)	93,235	86,490
Dole Food Company, Inc., Term Loan B (Mar 06)
4.75%, 2013 (1)	65,264	60,543
4.81%, 2013 (1)	65,264	60,543
4.88%, 2013 (1)	65,264	60,543
6.00%, 2013 (1)	9,265	8,595
Dole Food Company, Inc., Term Loan C (Solvest)
4.75%, 2013 (1)	372,939	345,959
4.81%, 2013 (1)	205,116	190,277
4.88%, 2013 (1)	102,558	95,138
6.00%, 2013 (1)	2,914	2,703

		910,791

Health Care - 10.2%
CHS/Community Health Systems, DD Term Loan
1.00%, 2014 (1)	46,404	43,682
CHS/Community Health Systems, Term Loan
4.73%, 2014 (1)	218,932	206,091
4.90%, 2014 (1)	688,092	647,733
Health Management Associates, Inc., Term Loan B
4.55%, 2014 (1)	943,136	875,231
Stiefel Laboratories, Inc., DD Term Loan
4.97%, 2013 (1)	408,778	392,427
Stiefel Laboratories, Inc., Term Loan - Initial
4.97%, 2013 (1)	534,440	513,062
U.S. Oncology Holdings, Inc., Term Loan B
5.55%, 2011 (1)	107,347	102,919
5.65%, 2011 (1)	304,269	291,718
United Surgical Partners International, DD Term Loan
1.75%, 2014 (1)	36,290	33,568
4.62%, 2014 (1)	22,581	20,887
4.94%, 2014 (1)	47,581	44,012

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Income Fund Income Opportunity Series

	Principal Amount	Value
SENIOR FLOATING RATE INTERESTS (continued)
Health Care (continued)
United Surgical Partners International, DD Term Loan (continued)
5.02%, 2014 (1)	$54,839	$50,726
United Surgical Partners International, Term Loan B
5.49%, 2014 (1)	828,226	766,109

		3,988,165

Leisure - 0.8%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
6.05%, 2012 (1)	394,950	322,448

Publishing - 6.8%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
4.65%, 2014 (1)	10,870	7,627
4.72%, 2014 (1)	125,000	87,708
GateHouse Media, Inc., Initial Term Loan
4.65%, 2014 (1)	364,130	255,498
Georgia-Pacific Corporation, Term Loan Bl
4.40%, 2012 (1)	46,647	43,980
4.45%, 2012 (1)	396,501	373,827
4.55%, 2012 (1)	34,402	32,435
Georgia-Pacific Corporation, Term Loan B2 (Dec 06)
4.45%, 2012 (1)	577,778	544,736
4.55%, 2012 (1)	133,611	125,970
MediaNews Group, Inc., Term Loan B (Aug 04)
4.23%, 2010 (1)	987,277	809,567
Tribune Company, Term Loan B
5.48%, 2014 (1)	495,000	371,869

		2,653,217

Retailers - 2.1%
Michaels Stores, Inc., Term Loan B (May 07)
4.75%, 2013 (1)	577,355	478,844
5.00%, 2013 (1)	320,753	266,024
5.19%, 2013 (1)	91,842	76,172

		821,040

Telecommunication & Cellular Communications - 1.2%
Crown Castle Operating Company, Term Loan - 1st Lien
4.30%, 2014 (1)	493,750	469,577

Utilities - 4.4%
NRG Energy, Inc., Syn LC (June 07)
4.20%, 2013 (1)	585,685	556,807
NRG Energy, Inc., Term Loan B (June 07)
4.30%, 2013 (1)	253,122	240,641
Texas Competitive Electric Holdings Company LLC, Initial Term Loan B2
5.95%, 2014	60,357	55,813
6.23%, 2014 (1)	365,714	338,184
6.48%, 2014 (1)	70,179	64,896
Texas Competitive Electric Holdings Company LLC, Initial Term Loan B3
6.23%, 2014 (1)	438,209	404,933
6.48%, 2014 (1)	55,553	51,335

		1,712,609

TOTAL SENIOR FLOATING RATE INTERESTS (Cost $21,426,137)		$18,787,229

SHORT TERM INVESTMENTS - 10.0%
State Street General Account Money Market Fund	$1,950,000	$1,950,000
State Street General Account U.S. Government Fund	1,950,000	1,950,000

TOTAL SHORT TERM INVESTMENTS (Cost $3,900,000)		$3,900,000

REPURCHASE AGREEMENT - 25.9%
State Street, 0.20%, dated 6/30/08, matures 7/01/08; repurchase amount $10,096,732 (Collateralized by FHLMC, 1/12/09 with a value of $10,229,615)	$10,096,676	$10,096,676

TOTAL REPURCHASE AGREEMENT (Cost $10,096,676)		$10,096,676

Total Investments (Security Income Fund - Income Opportunity Series) (Cost $37,608,661) - 89.5%		$34,912,405
Other Assets in Excess of Liabilities - 10.5%		4,090,160

TOTAL NET ASSETS - 100.0%		$39,002,565

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $37,804,367.

1	- Variable rate security. Rate indicated is rate effective at June 30, 2008.

2	- Security is in default of interest and/or principal obligations.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Security Income Fund Income Opportunity Series (unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$24,815,729
Repurchase agreement, at value**	10,096,676
Cash	551,838
Receivables:
Fund shares sold	13,476
Securities sold	3,456,280
Interest	324,136
Prepaid expenses	26,772

Total assets	39,284,907

Liabilities:
Payable for:
Fund shares redeemed	176,367
Dividends payable to shareholders	7,679
Management fees	26,572
Administration fees	17,562
Transfer agent/maintenance fees	3,584
Custodian fees	9,473
Director’s fees	1,559
Professional fees	18,190
12b-1 distribution plan fees	14,534
Other	6,822

Total liabilities	282,342

Net assets	$39,002,565

Net assets consist of:
Paid in capital	$45,574,312
Accumulated net investment loss	(218,653)
Accumulated net realized loss on sale of investments	(3,656,838)
Net unrealized depreciation in value of investments	(2,696,256)

Net assets	$39,002,565

Class A:
Capital shares outstanding (unlimited number of shares authorized)	2,691,199
Net assets	$24,778,715
Net asset value and redemption price per share	$9.21

Maximum offering price per share (net asset value divided by 95.25%)	$9.67

Class B:
Capital shares outstanding (unlimited number of shares authorized)	372,283
Net assets	$3,453,420
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.28

Class C:
Capital shares outstanding (unlimited number of shares authorized)	1,171,492
Net assets	$10,770,430
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.19

*Investments, at cost	$27,511,985
**Repurchase agreement, at cost	10,096,676

Statement of Operations

For the Six Months Ended June 30, 2008

Investment Income:
Interest	$1,403,678

Total investment income	1,403,678

Expenses:
Management fees	173,407
Administration fees	32,553
Transfer agent/maintenance fees	24,531
Custodian fees	34,899
Directors’ fees	1,935
Professional fees	30,527
Reports to shareholders	5,747
Registration fees	17,461
Other expenses	7,012
12b-1 distribution fees - Class A	33,905
12b-1 distribution fees - Class C	61,932

Total expenses	423,909
Less:
Earnings credits applied	(14,284)

Net expenses	409,625

Net investment income	994,053

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(2,515,855)

Net realized loss	(2,515,855)

Net unrealized appreciation (depreciation) during the period on:
Investments	553,465

Net unrealized appreciation	553,465

Net realized and unrealized loss	(1,962,390)

Net decrease in net assets resulting from operations	$(968,337)

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Income Fund Income Opportunity Series

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$994,053	$5,688,941
Net realized loss during the period on investments	(2,515,855)	(1,137,387)
Net unrealized appreciation (depreciation) during the period on investments	553,465	(3,184,950)

Net increase (decrease) in net assets resulting from operations	(968,337)	1,366,604

Distributions to shareholders from:
Net investment income
Class A	(698,597)	(2,962,001)
Class B	(85,176)	(942,936)
Class C	(274,937)	(1,721,602)

Total distributions to shareholders	(1,058,710)	(5,626,539)

Capital share transactions:
Proceeds from sale of shares
Class A	3,782,632	13,013,975
Class B	313,441	1,146,226
Class C	285,930	5,637,768
Distributions reinvested
Class A	641,480	2,741,664
Class B	53,991	762,808
Class C	227,482	1,509,341
Cost of shares redeemed
Class A	(8,810,419)	(39,006,813)
Class B	(1,189,150)	(22,611,276)
Class C	(4,630,614)	(33,075,513)

Net decrease from capital share transactions	(9,325,227)	(69,881,820)

Net decrease in net assets	(11,352,274)	(74,141,755)

Net assets:
Beginning of period	50,354,839	124,496,594

End of period	$39,002,565	$50,354,839

Accumulated net investment loss at end of period	$(218,653)	$(153,996)

Capital share activity:
Shares sold
Class A	419,928	3,650,849
Class B	34,026	1,901,366
Class C	31,306	2,950,645
Shares reinvested
Class A	70,910	276,230
Class B	5,944	76,282
Class C	25,194	151,602
Shares redeemed
Class A	(970,515)	(6,308,483)
Class B	(130,515)	(4,085,939)
Class C	(512,586)	(5,739,380)

The accompanying notes are an integral part of the financial statements

Statement of Cash Flows	Security Income Fund Income Opportunity Series

For the period ended June 30, 2008
Net Decrease in Net Assets Resulting from Operations:	($968,337)
Adjustments to reconcile net increase in net assets to net increase in cash from operating activities:
Net realized and unrealized loss on investments	1,962,390
Amortization of discount/premium on investments	(3,630)
Proceeds from paydowns and sale of investments	33,723,074
Purchase of investments	(24,391,962)
Changes in operating assets and liabilities:
Decrease in interest receivable and prepaid expenses	89,567
Decrease in payables	(20,024)

Net cash provided by operating activities	10,391,078

Cash flows from financing activities:
Proceeds from shares sold	4,418,621
Payments on shares redeemed	(14,551,165)
Dividends paid in cash*	(155,611)

Net cash used in financing activities	(10,288,155)

Net increase in cash	102,923
Cash at the beginning of year	448,915

Cash at the end of the period	$551,838

*	Non-cash funding activities not included herein consists of reinvestment of dividends of $922,953.

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund Income Opportunity Series

Class A	Six Months Ended June 30, 2008[a]	2007	2006	Year Ended December 31, 2005	Period Ended December 31, 2004[b]
Per Share Data
Net asset value, beginning of period	$9.57	$10.06	$10.12	$10.11	$10.04

Income (loss) from investment operations:
Net investment income[c]	0.22	0.61	0.62	0.44	0.22
Net gain (loss) on securities (realized and unrealized)	(0.35)	(0.49)	(0.03)	0.01	0.13

Total from investment operations	(0.13)	0.12	0.59	0.45	0.35

Less distributions:
Dividends from net investment income	(0.23)	(0.61)	(0.64)	(0.44)	(0.25)
Distributions from realized gains	—	—	(0.01)	—	(0.03)

Total distributions	(0.23)	(0.61)	(0.65)	(0.44)	(0.28)

Net asset value, end of period	$9.21	$9.57	$10.06	$10.12	$10.11

Total Return[d]	(1.28%)	1.17%	5.96%	4.55%	3.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,779	$30,357	$55,848	$45,856	$27,646

Ratios to average net assets:
Net investment income	4.76%	6.16%	6.14%	4.45%	2.92%
Total expenses[e]	1.77%	1.42%	1.41%	1.44%	1.43%
Net expenses[f]	1.70%	1.41%	1.41%	1.44%	1.42%
Net expenses prior to custodian earnings credits and net of expense waivers	1.76%	1.41%	1.41%	1.44%	1.42%

Portfolio turnover rate	5%	71%	76%	71%	146%

Class B	Six Months Ended June 30, 2008[a,g]	2007[g]	2006[h]	Year Ended December 31, 2005[i]	Period Ended December 31, 2004[b]
Per Share Data
Net asset value, beginning of period	$9.60	$10.04	$10.10	$10.11	$10.04

Income (loss) from investment operations:
Net investment income[c]	0.23	0.55	0.56	0.40	0.17
Net gain (loss) on securities (realized and unrealized)	(0.35)	(0.46)	(0.03)	(0.01)	0.12

Total from investment operations	(0.12)	0.09	0.53	0.39	0.29

Less distributions:
Dividends from net investment income	(0.20)	(0.53)	(0.58)	(0.40)	(0.19)
Distributions from realized gains	—	—	(0.01)	—	(0.03)

Total distributions	(0.20)	(0.53)	(0.59)	(0.40)	(0.22)

Net asset value, end of period	$9.28	$9.60	$10.04	$10.10	$10.11

Total Return[d]	(1.22%)	0.92%	5.35%	3.92%	2.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,453	$4,442	$25,822	$21,800	$18,606

Ratios to average net assets:
Net investment income	5.06%	5.53%	5.54%	4.02%	2.20%
Total expenses[e]	1.51%	1.98%	2.01%	1.82%	2.17%
Net expenses[f]	1.45%	1.97%	2.01%	1.82%	2.17%
Net expenses prior to custodian earnings credits and net of expense waivers	1.51%	1.97%	2.01%	1.82%	2.17%

Portfolio turnover rate	5%	71%	76%	71%	146%

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Income Fund Income Opportunity Series

Class C	Six Months Ended June 30, 2008[a]	2007	2006	Year Ended December 31, 2005	Period Ended December 31, 2004[b]
Per Share Data
Net asset value, beginning of period	$9.56	$10.04	$10.10	$10.11	$10.04

Income (loss) from investment operations:
Net investment income[c]	0.18	0.54	0.54	0.37	0.16
Net gain (loss) on securities (realized and unrealized)	(0.35)	(0.49)	(0.03)	(0.01)	0.13

Total from investment operations	(0.17)	0.05	0.51	0.36	0.29

Less distributions:
Dividends from net investment income	(0.20)	(0.53)	(0.56)	(0.37)	(0.19)
Distributions from realized gains	—	—	(0.01)	—	(0.03)

Total distributions	(0.20)	(0.53)	(0.57)	(0.37)	(0.22)

Net asset value, end of period	$9.19	$9.56	$10.04	$10.10	$10.11

Total Return[d]	(1.77%)	0.50%	5.18%	3.57%	2.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,770	$15,556	$42,827	$37,612	$30,288

Ratios to average net assets:
Net investment income	4.08%	5.38%	5.39%	3.66%	2.17%
Total expenses[e]	2.51%	2.15%	2.16%	2.19%	2.17%
Net expenses[f]	2.45%	2.15%	2.16%	2.19%	2.17%
Net expenses prior to custodian earnings credits and net of expense waivers	2.51%	2.15%	2.16%	2.19%	2.17%

Portfolio turnover rate	5%	71%	76%	71%	146%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]

The Income Opportunity Series was initially capitalized on February 11, 2004, with a net asset value of $10.00 per share. The Series commenced operations on March 31, 2004 with a net asset value of $10.04. Percentage amounts for the period have been annualized, except for total return.

[c]	Net investment income was computed using the average shares outstanding throughout the period.

[d]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]

Effective August 1, 2007, Class B shares ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. Per share information reflects this change. This fee may be reinstated at any time.

[h]	Effective March 1, 2006, Class B shares began charging 12b-1 fees in accordance with the FINRA sales cap regulations. Per share information reflects this change.

[i]	Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. Per share information reflects this change.

Security

Cash Fund

Adviser,

Security Global Investors

Performance Summary June 30, 2008	Security Cash Fund (unaudited)

PERFORMANCE

Portfolio Composition by Quality Ratings

(Based on Standard and Poor’s Ratings)

Tier 1 investments	99.76%
Cash & other assets, less liabilities	0.24

Total net assets	100.00%

Average Annual Returns

Periods Ended 6-30-08	1 Year	5 Years	10 Years
	3.31%	2.46%	2.87%

The performance data above represents past performance which is not predictive of future results. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced, as applicable.

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2008	Security Cash Fund (unaudited)

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Security Cash
Fund
Actual	$1,000.00	$1,011.58	$4.50
Hypothetical	1,000.00	1,020.39	4.52

[1]

The actual ending account value is based on the actual total return of the Fund for the period from January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2008 to June 30, 2008 was 1.16%.

[2]

Expenses are equal to the Fund’s annualized expense ratio of 0.90%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments June 30, 2008 (Unaudited)	Security Cash Fund

	Principal Amount	Value
CORPORATE BOND - 1.4%
Automotive - 1.4%
Toyota Motor Credit Corporation
1.975%, 7/31/2008 (1)	$1,500,000	$1,500,000

TOTAL CORPORATE BOND (Cost $1,500,000)		$1,500,000

MORTGAGE BACKED SECURITIES - 0.4%
Other Non-Agency - 0.4%
Pass-Thru’s - 0.4%
Small Business Administration Pools
#603265, 2.50% -
7/01/2008 (1)(2)	80,824	80,622
#503295, 2.75% -
7/01/2008 (1)(2)	41,705	41,731
#503303, 2.75% -
7/01/2008 (1)(2)	95,949	96,009
#503152, 2.875% -
7/01/2008 (1)(2)	40,343	40,343
#501927, 3.25% -
7/01/2008 (1)(2)	160,723	162,240

		420,945

TOTAL MORTGAGE BACKED SECURITIES (Cost $420,945)		$420,945

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 27.1%
Federal Farm Credit Bank
1.95% - 7/28/2008 (1)	1,500,000	1,499,883
2.331% - 7/23/2008 (1)(2)	2,500,000	2,500,000
2.328% - 7/11/2008 (1)(2)	2,500,000	2,500,000
3.05% - 8/04/2008 (1)(2)	2,000,000	1,999,870
2.75% - 6/05/2009	1,000,000	1,000,000
Federal Home Loan Bank
2.27% - 7/01/2008 (1)(2)	1,000,000	1,000,000
2.535% - 7/10/2008 (1)(2)	2,000,000	2,000,038
2.57% - 11/04/2008 (1)	1,000,000	1,000,000
2.58% - 8/26/2008	2,000,000	1,999,981
2.664% - 9/17/2008 (1)	1,000,000	999,520
2.35% - 4/07/2009	1,500,000	1,499,400
2.40% - 4/07/2009	1,500,000	1,500,000
2.65% - 4/30/2009	2,000,000	2,000,000
2.75% - 2/27/2009	1,500,000	1,500,000
2.80% - 3/17/2009	3,500,000	3,497,649
3.00% - 7/10/2009	1,000,000	998,970
3.00% - 6/18/2009	2,000,000	2,000,000

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $29,495,311)		$29,495,311

COMMERCIAL PAPER - 70.9%
Automotive - 8.4%
American Honda Finance
2.113%, 8/4/2008	1,100,000	1,097,756
2.12%, 8/5/2008	1,100,000	1,097,733
2.30%, 8/22/2008	1,500,000	1,495,017
2.34%, 8/27/2008	1,500,000	1,494,442
Toyota Motor Credit Corporation
2.25%, 7/9/2008	1,000,000	999,500
2.30%, 7/18/2008	1,800,000	1,798,045
2.41%, 8/15/2008	1,200,000	1,196,385

		9,178,878

Banking - 3.9%
Bank of America
2.50%, 7/16/2008	1,100,000	1,098,854
Wells Fargo & Company, Inc.
2.14%, 7/1/2008	1,300,000	1,300,000
2.30%, 8/5/2008	1,800,000	1,795,975

		4,194,829

Brokerage - 11.7%
Citigroup Funding, Inc.
2.42%, 7/24/2008	1,400,000	1,397,835
Goldman Sachs Group, Inc.
2.311%, 8/19/2008	1,200,000	1,196,243
ING (US) Funding LLC
2.53%, 7/10/2008	1,500,000	1,499,051
2.50%, 7/15/2008	1,500,000	1,498,541
2.47%, 7/18/2008	1,300,000	1,298,484
2.45%, 7/25/2008	1,000,000	998,367
JP Morgan Chase & Company
2.20%, 7/21/2008	1,400,000	1,398,289
2.25%, 7/28/2008	1,500,000	1,497,469
2.47%, 9/8/2008	1,000,000	995,266
Morgan Stanley
2.88%, 7/21/2008	1,000,000	998,400

		12,777,945

Consumer Products - 0.9%
Unilever Capital Corporation
2.26%, 8/21/2008(3)	1,000,000	996,798

Electric - 4.7%
FPL Group Capital, Inc.
2.70%, 7/2/2008(3)	800,000	799,940
2.57%, 7/11/2008(3)	3,000,000	2,997,858
Southern Company
2.18%, 7/22/2008(3)	1,300,000	1,298,347

		5,096,145

Financial Companies - Captive - 3.1%
General Electric Capital Corporation
2.75%, 7/14/2008	1,500,000	1,498,511
2.35%, 8/1/2008	1,900,000	1,896,155

		3,394,666

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Security Cash Fund

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Financial Companies - Noncaptive Diversified - 1.8%
Irish Life & Permanent
2.75%, 7/16/2008(3)	$2,000,000	$1,997,708

Food & Beverage - 8.4%
Archer Daniels Midland Company
2.10%, 7/7/2008(3)	1,500,000	1,499,475
2.12%, 7/11/2008(3)	1,000,000	999,411
2.13%, 7/14/2008(3)	1,000,000	999,231
Coca-Cola Company
2.17%, 7/21/2008	1,400,000	1,398,312
Nestle Capital Corporation
2.14%, 7/29/2008(3)	1,300,000	1,297,836
2.05%, 8/4/2008(3)	1,000,000	998,064
2.20%, 9/17/2008(3)	1,900,000	1,890,944

		9,083,273

Integrated Energy - 0.9%
Chevron Corporation
2.20%, 7/22/2008	1,000,000	998,717

Life Insurance - 7.5%
Prudential Funding LLC
2.25%, 7/23/2008	1,100,000	1,098,487
2.25%, 8/7/2008	1,100,000	1,097,456
2.35%, 8/14/2008	1,500,000	1,495,692
2.45%, 9/9/2008	1,000,000	995,236
Prudential plc
2.60%, 8/6/2008(3)	2,000,000	1,994,800
2.67%, 8/12/2008(3)	1,500,000	1,495,328

		8,176,999

Non U.S. Banking - 18.7%
BNP Paribas Finance, Inc.
2.55%, 7/7/2008	1,800,000	1,799,235
2.45%, 7/8/2008	1,000,000	999,485
2.53%, 7/31/2008	1,300,000	1,297,259
2.54%, 8/1/2008	800,000	798,209
Danske Corporation
2.48%, 7/1/2008(3)	1,100,000	1,100,000
2.521%, 7/2/2008(3)	1,500,000	1,499,897
2.65%, 7/11/2008(3)	1,000,000	999,264
2.52%, 7/15/2008(3)	1,500,000	1,498,571
Royal Bank of Canada
2.49%, 8/18/2008	1,100,000	1,096,348
2.51%, 8/28/2008	1,400,000	1,394,338
2.54%, 9/8/2008	1,100,000	1,094,645
2.64%, 9/10/2008	1,700,000	1,691,149
Westpac Banking Corporation
2.65%, 7/9/2008(3)	1,000,000	999,411
2.60%, 7/10/2008(3)	1,500,000	1,499,025
2.644%, 8/1/2008(3)	1,100,000	1,097,452
2.612%, 8/8/2008 (3)	1,500,000	1,495,851

		20,360,139

Pharmaceuticals - 0.9%
Pfizer, Inc.
2.10%, 7/9/2008 (3)	1,000,000	999,533

TOTAL COMMERCIAL PAPER (Cost $77,255,630)		$77,255,630

Total Investments (Security Cash Fund) (Cost $108,671,886) - 99.8%		$108,671,886

Other Assets in Excess of Liabilities - 0.2%		257,469

TOTAL NET ASSETS - 100.0%		$108,929,355

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $108,671,886.

1 -	Variable rate security. Rate indicated is rate effective at June 30, 2008.

2 -	Maturity date indicated is next interest reset date.

3 -	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $30,454,744 (cost $30,454,744), or 28.0% of total net assets.

Glossary:

plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Security Cash Fund

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$108,671,886
Cash	108,004
Receivables:
Fund shares sold	249,880
Securities sold	2,716
Interest	136,228
Prepaid expenses	34,309

Total assets	109,203,023

Liabilities:
Payable for:
Fund shares redeemed	191,842
Dividends payable to shareholders	746
Management fees	44,314
Administration fees	9,469
Transfer agent/maintenance fees	13,817
Custodian fees	1,581
Professional fees	8,539
Other	3,360

Total liabilities	273,668

Net assets	$108,929,355

Net assets consist of:
Paid in capital	$108,929,355

Net assets	$108,929,355

Capital shares outstanding (unlimited number of shares authorized)	108,929,355
Net assets	$108,929,355
Net asset value and redemption price per share	$1.00

* Investments, at cost	$108,671,886

Statement of Operations
For the Six Months Ended June 30, 2008

Investment Income:
Interest	$1,708,933

Total investment income	1,708,933

Expenses:
Management fees	267,550
Administration fees	53,592
Transfer agent/maintenance fees	112,171
Custodian fees	6,054
Directors’ fees	2,228
Professional fees	6,440
Reports to shareholders	3,974
Registration fees	16,493
Other expenses	11,983

Total expenses	480,485
Less:
Earnings credits applied	(10)

Net expenses	480,475

Net investment income	1,228,458

Net increase in net assets resulting from operations	$1,228,458

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Cash Fund

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$1,228,458	$2,600,366

Net increase in net assets resulting from operations	1,228,458	2,600,366

Distributions to shareholders from:
Net investment income	(1,228,458)	(2,600,366)

Total distributions to shareholders	(1,228,458)	(2,600,366)

Capital share transactions:
Proceeds from sale of shares	53,531,447	105,027,198
Distributions reinvested	1,206,177	2,541,536
Cost of shares redeemed	(37,490,077)	(66,830,947)

Net increase from capital share transactions	17,247,547	40,737,787

Net increase in net assets	17,247,547	40,737,787

Net assets:
Beginning of period	91,681,808	50,944,021

End of period	$108,929,355	$91,681,808

Capital share activity:
Shares sold	53,531,447	105,027,198
Shares reinvested	1,206,177	2,541,536
Shares redeemed	(37,490,077)	(66,830,947)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Cash Fund

Class A	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	0.01	0.04	0.04	0.02	— [c]	— [c]

Total from investment operations	0.01	0.04	0.04	0.02	—	—

Less distributions:
Dividends from net investment income	(0.01)	(0.04)	(0.04)	(0.02)	— [d]	— [d]

Total distributions	(0.01)	(0.04)	(0.04)	(0.02)	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.16%	4.34%	4.13%	2.30%	0.40%	0.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,929	$91,682	$50,944	$43,659	$49,398	$59,563

Ratios to average net assets:
Net investment income	2.29%	4.22%	4.11%	2.26%	0.40%	0.21%
Total expenses[e]	0.90%	1.15%	1.42%	1.38%	1.26%	1.14%
Net expenses[f]	0.90%	0.99%	1.00%	1.00%	0.99%	1.00%
Net expenses prior to custodian earnings credits and net of expense waivers	0.90%	0.99%	1.00%	1.00%	0.99%	1.00%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income was computed using the average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Dividends from net investment income are less than $0.01 per share.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. Significant Accounting Policies

Security Income Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund accounts for the assets of each Series separately. Additionally, within each series are multiple classes of shares. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class “A” shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Valuations of Security Income Fund’s (the Fund) securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

The senior floating rate interests (loans) in which the High Yield Series and the Income Opportunity Series invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is applicable in conjunction with other accounting pronouncements that require or permit fair value measurements, but does not expand the use of fair value to any new circumstances. More specifically, SFAS 157 emphasizes that fair value is a market based measurement, not an entity-specific measurement, and sets out a fair value hierarchy with the highest priority given to quoted prices in active markets and the lowest priority to unobservable inputs. The Funds’ adoption of SFAS 157 did not have a material impact on its financial condition or results of operations. See Note 6 - Fair Value of Financial Instruments for further disclosure.

Notes to Financial Statements

June 30, 2008 (unaudited)

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Senior Floating Rate Interests - Senior loans in which the Series invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2008.

D. Options Purchased and Written - The Funds (except Security Cash Fund) may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer the obligation to sell or purchase) a security at a specified price, until a certain date. Options may be used to hedge the Funds’ portfolio to increase the returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by these Series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. There were no options written or purchased, outstanding at June 30, 2008.

E. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes pay- down gains and losses on senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund.

F. Securities Purchased on a When-Issued or Delayed Delivery Basis - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Series actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Series will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

G. Expenses - Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Series are allocated to each respective class in proportion to the relative net assets of each class.

H. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

I. Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. If applicable, the Fund would recognize interest and penalities accrued related to unrecognized tax benefits in “other expenses” on the Statement of Operations. For all open tax years (December 31, 2004 - December 31, 2007) and all major taxing jurisdictions, the Funds’ management has completed a review and evaluation in connection with the adoption of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2008.

J. Earnings Credits - Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

Notes to Financial Statements

June 30, 2008 (unaudited)

K. Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M. Indemnifications - Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

N. Futures - The Series may enter into interest rate futures contracts (“futures” or “futures contracts”) as an economic hedge against changes in prevailing levels of interest rates. A Series’ hedging may include sales of futures as an offset against the effect of expected increases in interest rates, and purchases of futures as an offset against the effect of expected declines in interest rates.

The Series will not enter into futures contracts for speculation and will only enter into futures contracts, which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Although techniques other than sales and purchases of futures contracts could be used to reduce a Series’ exposure to interest rate fluctuations, the Series may be able to hedge exposure more effectively and at a lower cost through using futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Series. The Series realize a gain or loss when the contract is closed or expires.

O. Recent Accounting Pronouncements - In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS “161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, “which requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund does not expect SFAS 161 to have a material impact on their financial statements.

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Investors (SI), (formerly known as Security Management Company) based on the following annual rates for the period ended June 30, 2008:

Management Fees (as a % of net assets)
Security Income Fund:
Capital Preservation Series	0.35%
Diversified Income Series	0.35%
High Yield Series	0.60%
Income Opportunity Series	0.80%[1]
Security Cash Fund	0.50%

[1]	Management fees are payable at the rate of 0.80% of the average daily net assets of $200 million or less, plus 0.70% of the average daily net assets of more than $200 million.

SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Security Income Fund:
Capital Preservation Series	0.095%
Diversified Income Series	0.095%
High Yield Series	0.095%
Income Opportunity Series	0.150%
Security Cash Fund	0.095%
Minimum annual charge per Series	$25,000
Certain out-of-pocket charges	Varies

SI is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per Series	$25,000
Certain out-of-pocket charges	Varies

Effective January 1, 2007, the investment advisory contract for Diversified Income Series provides that the total expenses be limited to 0.95% of average net assets for Class A shares and 1.70% of average net assets for both Class B and Class C shares,

Notes to Financial Statements

June 30, 2008 (unaudited)

exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for High Yield Series provides that the total expenses be limited to 1.25% of average net assets for Class A shares and 2.00% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective April 1, 2008, the investment advisory contract for High Yield Series provides that the total expenses be limited to 1.10% of average net assets for Class A shares and 1.85% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the Fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets as calculated on a daily basis. These contracts are in effect through December 31, 2008. The Investment Manager is entitled to reimbursement by the Diversified Income Series, High Yield Series and Security Cash Fund of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of June 30, 2008, the amount of fees waived or expenses reimbursed in the Diversified Income Series, High Yield Series and Security Cash Fund were $76,305, $48,214 and $0, respectively. As of June 30, 2008, no amounts were recouped by the Investment Manager.

Security Income Fund has adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans of the Diversified Income Series, High Yield Series and the Income Opportunity Series provide for payments at an annual rate of 0.25% of the average daily net assets of Class A Shares of each Series and 1.00% of the average daily assets of Class B and Class C shares. The plans for the Capital Preservation Series provide for payment at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares. The distribution plan fees are paid to Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the national distributor of the Funds. Effective December 1, 2006, Class B shares of the High Yield Series ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. Effective August 1, 2007, Class B shares of the Income Opportunity Series ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations.

SDI retained underwriting commissions during the period ended June 30, 2008, on sales of shares after allowances to brokers and dealers in the following amounts:

SDI Underwriting Commissions
Security Income Fund:
Capital Preservation Series	$39,683
Diversified Income Series	8,840
High Yield Series	16,484
Income Opportunity Series	6,302

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include Security Global Investors (SGI) and SDI.

At June 30, 2008, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Fund or Series	Percent of outstanding shares owned
Security Income Fund:
Diversified Income Series	10.82%

3. Line of Credit

The Income Opportunity Series of the Security Income Fund has a $5 million committed secured revolving line of credit with State Street Bank and Trust Company (the Bank). The Series may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at a variable rate per annum equal to the Bank’s overnight federal funds rate as determined by the Bank plus 0.50% per annum which rate shall change when such federal funds rate changes. The Series did not use the line during the period ended June 30, 2008.

Notes to Financial Statements

June 30, 2008 (unaudited)

4. Federal Income Tax Matters

The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2008, were as follows:

	Capital Preservation Series	Diversified Income Series	High Yield Series	Income Opportunity Series
Gross unrealized appreciation	$195,699	$—	$703,124	$—
Gross unrealized depreciation	(11,662,627)	(4,666,484)	(5,901,808)	(2,891,962)

Net unrealized appreciation (depreciation)	($11,466,928)	($4,666,484)	($5,198,684)	($2,891,962)

At December 31, 2007, the following funds have capital loss carryovers and deferred post October losses to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized in 2007	Capital Loss Carryovers Expired in 2007	Capital Loss Carryovers	Expires In
Security Income Fund:
Capital Preservation Series	$—	$—	$1,770,802	2013
	—	—	2,390,407	2014
	—	—	673,661	2015

	$—	$—	$4,834,870

Diversified Income Series	$—	$801,693	$—	2007
	—	—	3,837,647	2008
	—	—	433,468	2010
	—	—	291,583	2011
	—	—	453,684	2012
	—	—	1,213,966	2014
	—	—	452,621	2015

	$—	$—	$6,682,969

High Yield Series	$86,771	$—	1,383	2011

	$86,771	$—	$1,383

Income Opportunity Series	$—	$—	1,140,983	2015

The tax character of distributions paid during the fiscal year ended December 31, 2007 (adjusted by dividends payable), was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2007
Security Income Fund:
Capital Preservation Series	$8,374,992	$—	$—	$8,374,992
Diversified Income Series	3,799,953	—	—	3,799,953
High Yield Series	4,037,960	—	—	4,037,960
Income Opportunity Series	5,679,295	—	—	5,679,295
Security Cash Fund	2,600,366	—	—	2,600,366

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements

June 30, 2008 (unaudited)

As of December 31, 2007 the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Distributable Earnings/ (Deficit)***
Security Income Fund:
Capital Preservation Series	$—	—	($4,834,870)	($8,036,853)	($12,871,723)
Diversified Income Series	256,442	—	(6,682,970)	(2,388,629)	(8,815,157)
High Yield Series	156,630	—	(1,383)	(2,410,747)	(2,255,500)
Income Opportunity Series	41,710	—	(1,140,983)	(3,445,427)	(4,544,700)

*	Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, differences between book and tax basis bond discount accretion, and the interest accrued on defaulted bonds for tax purposes.

***	The difference between total distributable earnings/(deficit) for book and tax purposes is related to the dividends payable at the end of the fiscal year, and time certain dividends declared in December and paid in January 2008.

5. Investment Transactions

Investment transactions for the period ended June 30, 2008 (excluding overnight investments, short-term debt securities and U.S. government securities) were as follows:

	Capital Preservation Series	Diversified Income Series	High Yield Series	Income Opportunity Series
Purchases	$62,159,331	$15,091,052	$17,481,573	$1,015,468
Proceeds from sales	$32,837,444	$19,930,242	$9,812,346	$25,273,702

Notes to Financial Statements

June 30, 2008 (unaudited)

6. Summary of Fair Value Exposure at Each Level

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	- quoted prices in active markets for identical securities

Level 2	- other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)

Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2008. These assets are measured on a recurring basis.

Description	Fair Value Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable units	LEVEL 3 Significant unobservable inputs
Security Income Fund:
Capital Preservation Series
Investments	$147,386,346	$5,870,247	$113,451,987	$28,064,112
Diversified Income Series
Investments	65,464,413	1,896,300	54,248,454	9,319,659
High Yield Series
Investments	66,195,238	1,561,312	64,633,926	—
Income Opportunity Series
Investments	34,961,456	—	34,961,456	—
Cash Fund
Investments	108,671,886	—	108,671,886	—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

LEVEL 3 - Fair value measurement using significant unobservable inputs Investments
Capital Preservation Series
ASSETS:
Beginning Balance	$30,961,442
Total realized losses included in earnings	(2,966,547)
Total unrealized gains included in earnings	1,031,302
Sales and paydowns	(1,000,793)
Transfers into Level 3	38,708

Ending Balance	$28,064,112

Diversified Income Series
ASSETS:
Beginning Balance	$10,467,830
Total realized losses included in earnings	(791,079)
Total unrealized gains included in earnings	453,386
Sales and paydowns	(810,478)

Ending Balance	$9,319,659

Notes to Financial Statements

June 30, 2008 (unaudited)

7. Subsequent Event

On July 17, 2008, SemGroup, LP issued a press release to address unusual trading volume and a decrease in unit price and disclosed they were experiencing liquidity issues and were exploring various alternatives, including raising additional capital or filing a voluntary petition for reorganization under Chapter 11 of the Bankruptcy Code. On July 22, 2008, SemGroup, LP announced they filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code, as well as an application for creditor protection under the Companies’ Creditors Arrangement Act in Canada. As a result, the investment in SemGroup, LP decreased by $624,000, or a decrease of $0.11 of net asset value per share, as of August 26, 2008.

8. Acquisition of Security Income Fund - Income Opportunity Series

Pursuant to a plan of reorganization approved by the stockholders of Income Opportunity Series of Security Income Fund, High Yield Series of Security Income Fund acquired all of the net assets of Income Opportunity Series on July 25, 2008 which totaled $35,108,772. A total of 3,853,869 shares of Income Opportunity Series were exchanged for 3,137,362 shares of High Yield Series immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Income Opportunity’s net assets included $3,174,377 of unrealized depreciation and $3,632,020 of accumulated realized loss on sale of investments. The aggregate net assets of High Yield Series immediately before the acquisition totaled $59,881,201 and following the acquisition, the combined net assets of High Yield Series totaled $94,989,973.

Special Shareholders’ Meeting

(unaudited)

A special meeting of the shareholders of Security Income Fund - Income Opportunity Series was held on June 6, 2008. Each matter voted upon at the meeting, as well as the number of votes cast for, against, withheld or abstentions with respect to such matters are set forth below:

(1)	The approval of a plan reorganization for Security Income Fund - Income Opportunity Series into Security Income Fund - High Yield Series:

	Votes For	Votes Against/Abstentions
Security Income Fund - Income Opportunity Series	2,461,013	69,893

Directors (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**	President - Washburn University
(09-20-46)	President - J&J Bonanza
2005

Penny A. Lumpkin**	Partner - Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President - Palmer Companies, Inc. (Small Business and Shopping
1993	Center Development)
Vice President - PLB (Real Estate Equipment Leasing)
Vice President - Town Crier (Retail)
Prior to 2002:
Vice President - Bellaire Shopping Center (Managing and Leasing)
Partner - Goodwin Enterprises (Retail)

Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail HealthCare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka

Richard M. Goldman*	Senior Vice President - Security Benefit Corporation
(03-04-61)	President - Security Investors, LLC
2008 (President, Director &	Director - Security Distributors, Inc.
Chairman of the Board)	Director - First Security Benefit Life Insurance and Annuity Company of New York
President & Manager - Security Global Investors, LLC
President - Security Investments Corporation
Managing Member - RM Goldman Partners, LLC
President & CEO - ForstmannLeff
Managing Director - Head of the Americas Institutional Business, Deutsche
Asset Management

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Funds’ joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.

***	Each director oversees 28 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title - Year Elected	Principal Occupation(s) During Past 5 Years
Steven M. Bowser	Vice President & Senior Portfolio Manager - Security Investors, LLC
(02-11-60)	Vice President & Senior Portfolio Manager - Security Benefit Life Insurance
Vice President - 2003	Company

Christina Fletcher	Vice President & Portfolio Manager - Security Investors, LLC
(07-25-72)	Credit Analyst/Portfolio Manager - Horizon Cash Management
Vice President - 2005	Senior Money Market Trader - Scudder Investments

Brenda M. Harwood	Vice President, Chief Compliance Officer & Treasurer - Security Global
(11-03-63)	Investors, LLC
Chief Compliance Officer - 2004	Assistant Vice President - Security Benefit Life Insurance Company
Treasurer - 1988	Vice President, Assistant Treasurer & Director - Security Distributors, Inc.

Mark Lamb	Vice President - Security Investors, LLC
(02-03-60)	Vice President - Security Benefit Life Insurance Company
Vice President - 2003

Amy J. Lee	Secretary - Security Investors, LLC
(06-05-61)	Secretary & Chief Compliance Officer - Security Distributors, Inc.
Secretary - 1987	Vice President, Associate General Counsel & Assistant Secretary - Security Benefit
Corporation & Security Benefit Life Insurance Company
Director - Brecek & Young Advisors, Inc.

Mark Mitchell	Vice President & Portfolio Manager - Security Investors, LLC
(08-24-64)	Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2003

Christopher Phalen	Vice President & Head of Fixed Income - Security Global Investors, LLC
(11-9-70)	Assistant Vice President & Head of Fixed Income - Security Benefit Life Insurance
Vice President - 2002	Company
Vice President & Portfolio Manager - Security Investors, LLC
Vice President & Portfolio Manager - Security Benefit Life Insurance Company

James P. Schier	Vice President & Senior Portfolio Manager - Security Investors, LLC
(12-28-57)	Vice President & Senior Portfolio Manager - Security Benefit Life Insurance
Vice President - 1998	Company

Cindy L. Shields	Vice President & Head of Operations - Security Global Investors
(06-05-67)	Vice President & Head of Equity Asset Management - Security Investors, LLC
Vice President - 1988	Vice President & Head of Equity Asset Management - Security Benefit Life
Insurance Company

Christopher D. Swickard	Assistant Secretary - Security Investors, LLC
(10-09-65)	Second Vice President & Assistant General Counsel - Security Benefit
Assistant Secretary - 1996	Corporation and Security Benefit Life Insurance Company
Assistant Secretary - Security Distributors, Inc.

David G. Toussaint	Vice President & Portfolio Manager - Security Investors, LLC
(10-10-66)	Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance
Vice President - 2001	Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

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Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

The Security Group of Mutual Funds

Security Equity Fund

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Global Institutional Series

•	Mid Cap Value Series

•	Mid Cap Value Institutional Series

•	Select 25 Series

•	Small Cap Growth Series

•	Small Cap Value Series

Security Large Cap Value Fund

•	Large Cap Value Institutional Series

Security Mid Cap Growth Fund

Security Income Fund

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

Security Cash Fund

Security Funds Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Richard M. Goldman

Officers

Richard M. Goldman, President

Steve M. Bowser, Vice President

Christina Fletcher, Vice President

Mark Lamb, Vice President

Mark Mitchell, Vice President

Christopher Phalen, Vice President

James P. Schier, Vice President

Cindy L. Shields, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 485
One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a)	(1)	Not required at this time.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY CASH FUND

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	September 3, 2008

By:	/s/ Brenda M. Harwood
Brenda M. Harwood, Treasurer

Date:	September 3, 2008